OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Institutional Prime Money Market Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 2.7%
$38,000,000		UBS AG, 2.980%, due 02/23/09	$38,000,000
		Total Certificates of Deposit (Cost $38,000,000)	38,000,000
COMMERCIAL PAPER: 43.5%
15,000,000		American General, 2.950%, due 07/11/08	14,987,708
24,000,000		ASB Finance, 2.985%, due 07/15/08	23,972,140
8,000,000		Barton Capital, 2.600%, due 07/01/08	8,000,000
10,000,000		Barton Capital, 2.630%, due 07/10/08	9,993,425
25,000,000		Barton Capital, 2.650%, due 07/09/08	24,985,222
8,000,000		Cafco, LLC, 2.490%, due 07/10/08	7,994,480
9,000,000		Cafco, LLC, 2.550%, due 07/29/08	8,982,150
12,000,000		Cafco, LLC, 2.650%, due 08/05/08	11,969,083
11,000,000		Cafco, LLC, 2.780%, due 09/15/08	10,934,978
8,500,000		Ciesco L.P., 2.520%, due 08/06/08	8,478,070
6,500,000		Ciesco L.P., 2.640%, due 08/25/08	6,473,783
15,000,000		Ciesco L.P., 2.800%, due 07/01/08	15,000,000
17,000,000	#	Concord Minutemen Capital, 2.850%, due 07/24/08	16,969,046
5,500,000		Concord Minutemen Capital, 2.900%, due 08/19/08	5,477,916
18,500,000		Concord Minutemen Capital, 3.000%, due 07/01/08	18,500,000
17,500,000		Concord Minutemen Capital, 3.030%, due 09/17/08	17,384,354
1,000,000	#	Crown Point Capital, 2.363%, due 08/04/08	997,403
10,000,000		Crown Point Capital, 2.640%, due 07/11/08	9,991,944
17,000,000	#	Crown Point Capital, 2.850%, due 07/23/08	16,970,392
5,500,000		Crown Point Capital, 2.900%, due 08/20/08	5,477,465
17,500,000		Crown Point Capital, 3.030%, due 09/18/08	17,382,872
11,000,000		Edison Asset Securitization, 2.500%, due 07/28/08	10,979,375
7,000,000		Edison Asset Securitization, 2.540%, due 10/08/08	6,950,913
3,250,000		Edison Asset Securitization, 2.600%, due 08/20/08	3,238,264
6,000,000		Edison Asset Securitization, 2.650%, due 08/04/08	5,984,983
41,000,000		General Electric Capital Corp., 2.510%, due 07/14/08	40,962,838
14,000,000		Jupiter Securities Co., LLC, 2.490%, due 07/09/08	13,991,289
11,000,000		Jupiter Securities Co., LLC, 2.550%, due 07/24/08	10,982,079
7,000,000		Jupiter Securities Co., LLC, 2.750%, due 07/01/08	7,000,000
2,000,000	#	Old Line Funding, LLC, 2.232%, due 07/28/08	1,996,100
5,000,000		Old Line Funding, LLC, 2.440%, due 07/24/08	4,991,886
11,000,000	#	Old Line Funding, LLC, 2.530%, due 07/21/08	10,984,539
9,000,000		Old Line Funding, LLC, 2.530%, due 08/04/08	8,977,900
3,500,000		Old Line Funding, LLC, 2.600%, due 07/15/08	3,496,461
14,000,000		Old Line Funding, LLC, 2.690%, due 08/26/08	13,941,418
5,500,000	#	Old Line Funding, LLC, 2.732%, due 09/12/08	5,468,772
11,000,000		Park Avenue, 2.500%, due 07/17/08	10,987,778
12,000,000	#	Park Avenue, 2.550%, due 08/14/08	11,962,600
10,250,000		Park Avenue, 2.740%, due 09/02/08	10,200,313
16,574,000		Thunder Bay Funding, LLC, 2.520%, due 07/10/08	16,562,354
4,187,000		Thunder Bay Funding, LLC, 2.525%, due 07/09/08	4,184,651
13,000,000	#	Thunder Bay Funding, LLC, 2.540%, due 07/15/08	12,987,159
2,250,000		Thunder Bay Funding, LLC, 2.760%, due 09/09/08	2,237,838
4,500,000		Thunder Bay Funding, LLC, 2.770%, due 09/22/08	4,471,261
23,000,000		Tulip Funding Corp., 2.570%, due 07/07/08	22,990,148
16,500,000		Tulip Funding Corp., 2.670%, due 07/21/08	16,474,333
12,000,000		Windmill Funding Corp., 2.470%, due 07/24/08	11,980,297
10,900,000		Windmill Funding Corp., 2.530%, due 08/04/08	10,873,234
12,000,000		Windmill Funding Corp., 2.580%, due 07/16/08	11,987,100
5,500,000		Windmill Funding Corp., 2.690%, due 07/25/08	5,489,733
16,000,000	#	Yorktown Capital, LLC, 2.500%, due 07/23/08	15,975,556
8,000,000		Yorktown Capital, LLC, 2.540%, due 08/14/08	7,975,164
1,279,000	#	Yorktown Capital, LLC, 2.550%, due 07/21/08	1,277,188
11,000,000	#	Yorktown Capital, LLC, 2.753%, due 09/16/08	10,935,769
		Total Commercial Paper (Cost $600,421,724)	600,421,724
CORPORATE BONDS/NOTES: 33.7%
4,000,000		Allstate Life Global Funding Trusts, 2.513%, due 08/27/08	4,000,058
11,300,000		American Express Bank FSB, 2.470%, due 10/16/08	11,293,029
2,500,000		American Express Bank FSB, 2.673%, due 11/24/08	2,489,730
3,000,000		American Express Centurion Bank, 2.660%, due 11/07/08	2,994,292
6,000,000		American Express Credit Corp., 2.492%, due 08/19/08	6,000,014
1,275,000		American Express Credit Corp., 2.533%, due 12/19/08	1,271,189
23,500,000	#	American General Finance Corp., 2.518%, due 09/12/08	23,500,821
3,000,000		American General Finance Corp., 2.811%, due 01/09/09	2,994,691

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES (continued)
$4,000,000	#	American Honda Finance Corp., 2.706%, due 11/10/08	$3,997,643
2,750,000	#	American Honda Finance Corp., 2.780%, due 11/07/08	2,748,756
18,500,000	@@, #, C	Australia & New Zealand Banking Group Ltd., 2.892%, due 07/31/09	18,500,000
4,600,000	@@, #	Banco Santander Totta SA, 2.480%, due 08/15/08	4,600,026
5,500,000		Bank of America NA, 2.466%, due 06/12/09	5,491,088
12,250,000	#, C	Bank of America NA, 2.988%, due 08/03/09	12,250,000
4,200,000	@@, #	Bank of Scotland PLC, 2.541%, due 08/29/08	4,200,000
13,500,000	@@, #	Bank of Scotland PLC, 3.550%, due 12/01/08	13,525,277
2,055,000	@@, #	Bank of Scotland PLC, 3.750%, due 09/30/08	2,049,450
3,500,000		Bank One Corp., 6.000%, due 08/01/08	3,501,736
5,800,000		Bear Stearns Cos., Inc., 2.560%, due 08/05/08	5,800,000
5,725,000		Bear Stearns Cos., Inc., 2.563%, due 08/28/08	5,725,000
7,400,000		Bear Stearns Cos., Inc., 2.875%, due 07/02/08	7,399,421
11,500,000	@@	BNP Paribas, 2.895%, due 05/13/09	11,500,000
4,000,000		Canadian Imperial Bank of Commerce, 2.491%, due 08/22/08	4,000,112
3,000,000		Citigroup Funding, Inc., 2.110%, due 10/03/08	2,998,159
4,800,000		Citigroup Funding, Inc., 2.862%, due 03/02/09	4,791,250
1,900,000		Citigroup, Inc., 2.939%, due 01/30/09	1,894,255
7,212,000		Citigroup, Inc., 3.625%, due 02/09/09	7,215,700
18,500,000	@@, #	Commonwealth Bank of Australia, 2.753%, due 12/18/08	18,493,100
14,000,000		Credit Suisse First Boston USA, Inc., 2.807%, due 12/09/08	13,997,349
3,500,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	3,510,671
8,600,000	@@, #	Danske Bank A/S, 2.472%, due 08/19/08	8,599,911
7,000,000	@@	Deutsche Bank AG, 2.461%, due 01/09/09	6,989,786
3,000,000		General Electric Capital Corp., 2.170%, due 01/27/09	2,988,939
1,000,000		General Electric Capital Corp., 2.907%, due 10/24/08	999,261
9,300,000	#	Goldman Sachs Group, Inc., 2.528%, due 09/12/08	9,300,354
8,600,000		Goldman Sachs Group, Inc., 2.841%, due 12/23/08	8,570,349
9,000,000		Goldman Sachs Group, Inc., 3.013%, due 07/29/08	8,996,786
5,500,000		JPMorgan Chase & Co., 2.532%, due 06/26/09	5,490,436
5,000,000		JPMorgan Chase & Co., 3.500%, due 03/15/09	5,011,588
4,286,000		Lehman Brothers Holdings, Inc., 3.500%, due 08/07/08	4,277,650
26,500,000		Merrill Lynch & Co., Inc., 2.638%, due 08/22/08	26,496,205
1,400,000		Merrill Lynch & Co., Inc., 3.125%, due 07/15/08	1,398,766
3,000,000		Merrill Lynch & Co., Inc., 4.831%, due 10/27/08	2,998,190
800,000		Merrill Lynch & Co., Inc., 6.250%, due 10/15/08	802,162
2,190,000		Merrill Lynch & Co., Inc., 6.375%, due 10/15/08	2,196,651
5,000,000		Morgan Stanley, 2.540%, due 09/03/08	5,000,724
12,000,000		Morgan Stanley, 2.573%, due 08/26/08	12,000,000
5,000,000		Morgan Stanley, 2.611%, due 09/03/08	5,000,000
9,000,000	@@, #	Royal Bank of Scotland Group PLC, 2.511%, due 08/20/08	9,000,305
12,500,000	@@, #	Santander U.S. Debt SA Unipersonal, 2.861%, due 09/19/08	12,493,516
2,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 2.878%, due 10/21/08	1,999,971
5,210,000		SunTrust Bank, 4.000%, due 10/15/08	5,195,973
12,000,000		Toyota Motor Credit Corp., 2.060%, due 10/20/08	11,978,465
10,900,000		Toyota Motor Credit Corp., 2.410%, due 07/10/09	10,900,000
11,000,000		Toyota Motor Credit Corp., 2.506%, due 01/12/09	11,001,896
6,000,000		Toyota Motor Credit Corp., 2.860%, due 01/23/09	6,000,000
4,100,000		US Bancorp., 5.300%, due 04/28/09	4,170,364
7,250,000		Wachovia Bank NA, 2.070%, due 10/03/08	7,237,961
1,500,000		Wachovia Bank NA, 2.110%, due 02/23/09	1,493,705
4,900,000		Wachovia Bank NA, 2.998%, due 01/12/09	4,903,669
2,000,000		Wachovia Corp., 2.533%, due 10/28/08	1,999,710
1,250,000		Wachovia Corp., 3.500%, due 08/15/08	1,249,474
1,000,000		Wachovia Corp., 3.625%, due 02/17/09	998,990
9,000,000	#	Wells Fargo & Co., 2.608%, due 09/12/08	9,000,841
3,555,000		Wells Fargo & Co., 3.125%, due 04/01/09	3,555,217
8,500,000		Wells Fargo & Co., 3.552%, due 05/01/09	8,503,589
1,000,000		Wells Fargo & Co., 4.000%, due 08/15/08	1,001,230
3,300,000		Westpac Banking Corp., 2.751%, due 07/10/08	3,300,000
8,000,000	#	Westpac Banking Corp., 2.776%, due 07/11/08	8,000,124
12,250,000	@@, #	Westpac Banking Corp., 2.896%, due 03/27/09	12,250,000
		Total Corporate Bonds/Notes (Cost $466,085,575)	466,085,575
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.9%
54,000,000		Federal Home Loan Bank, 2.150%, due 03/27/09	53,971,346
23,500,000		Federal Home Loan Bank, 2.200%, due 04/01/09	23,483,681
23,500,000		Federal Home Loan Bank, 2.310%, due 04/07/09	23,500,000
36,000,000		Federal Home Loan Mortgage Corporation, 2.265%, due 04/14/09	35,965,464
		Total U.S. Government Agency Obligations
		(Cost $136,920,491)	136,920,491
U.S. TREASURY NOTES: 5.1%
12,000,000		3.875%, due 05/15/09	12,185,466
33,750,000		4.875%, due 05/31/09	34,572,958
22,500,000		4.875%, due 06/30/09	23,042,011
		Total U.S. Treasury Notes (Cost $69,800,435)	69,800,435

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2008 (Unaudited) (continued)

Principal Amount				Value
REPURCHASE AGREEMENT: 5.1%
$70,561,000		Deutsche Bank Repurchase Agreement dated 06/30/08, 2.500%, due 07/01/08, $70,565,900 to be received upon repurchase (Collateralized by $71,510,000 various U.S. government agency obligations, 4.170% - 5.625%, Market Value plus accrued interest $71,972,706, due 09/04/12 - 03/27/13)		$70,561,000
		Total Repurchase Agreement (Cost $70,561,000)		70,561,000
		Total Investments in Securities
		(Cost $1,381,789,225)*	100.0%	$1,381,789,225
		Other Assets and Liabilities - Net	(0.0)	(109,403)
		Net Assets	100.0%	$1,381,679,822

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	1,381,789,225	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,381,789,225	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2008 (Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 97.3%
	Federal Home Loan Mortgage Corporation: 0.1%
$81,325	7.000%, due 11/01/14	$85,359
284,065	7.500%, due 12/01/14	297,335
75,799	7.500%, due 01/01/30	82,050
29,884	8.000%, due 01/01/30	32,376
37,727	9.500%, due 07/01/20	42,134
		539,254
	Federal National Mortgage Association: 0.3%
52,372	6.500%, due 06/01/14	54,586
463,623	6.500%, due 02/01/29	482,027
378,525	6.600%, due 07/01/27	399,289
162,865	6.600%, due 09/01/27	171,782
57,982	6.600%, due 11/01/27	61,156
114,929	6.600%, due 03/01/28	121,221
133,445	6.600%, due 06/01/28	140,380
64,463	7.000%, due 03/01/15	67,650
97,950	7.500%, due 05/01/28	105,813
47,639	8.500%, due 08/01/11	49,616
30,464	8.500%, due 08/01/15	33,903
96,281	8.500%, due 09/01/15	107,150
		1,794,573
	Government National Mortgage Association: 96.9%
718,822	4.000%, due 05/20/33	646,371
953,962	4.000%, due 08/15/33	861,981
894,667	4.000%, due 01/15/34	807,011
752,814	4.000%, due 03/15/34	679,057
1,100,748	4.000%, due 08/20/35	986,617
1,948,918	4.500%, due 01/20/34	1,807,562
1,097,123	4.500%, due 03/20/34	1,017,547
324,092	4.500%, due 05/20/34	300,585
386,714	4.500%, due 06/20/34	358,665
1,944,830	4.500%, due 10/20/34	1,808,385
836,488	4.500%, due 07/20/35	777,733
3,850,190	4.500%, due 08/15/35	3,593,837
513,951	4.500%, due 09/15/35	479,731
1,294,599	4.500%, due 10/20/35	1,200,591
4,136,816	4.500%, due 11/15/35	3,861,378
2,923,369	4.500%, due 03/20/36	2,716,603
2,952,604	4.500%, due 05/20/38	2,686,870
1,878,576	4.590%, due 12/15/38	1,745,888
696,126	5.000%, due 05/15/18	699,708
1,081,235	5.000%, due 04/15/29	1,057,157
1,039,826	5.000%, due 04/15/30	1,015,280
1,291,719	5.000%, due 10/15/30	1,261,227
800,087	5.000%, due 05/15/33	778,811
906,334	5.000%, due 06/15/33	882,233
1,924,065	5.000%, due 07/15/33	1,872,902
834,774	5.000%, due 10/15/33	812,576
1,168,675	5.000%, due 10/20/33	1,129,310
2,987,942	5.000%, due 12/20/33	2,887,300
846,463	5.000%, due 02/20/34	817,516
859,426	5.000%, due 03/15/34	836,035
2,762,166	5.000%, due 04/15/34	2,681,378
526,762	5.000%, due 04/20/34	508,748
1,279,822	5.000%, due 06/20/34	1,236,055
597,852	5.000%, due 07/20/34	577,407
394,577	5.000%, due 09/20/34	381,083
1,707,193	5.000%, due 12/20/34	1,648,811
815,387	5.000%, due 01/15/35	792,558
1,880,813	5.000%, due 03/15/35	1,828,153
2,303,512	5.000%, due 04/15/35	2,239,018
666,581	5.000%, due 05/15/35	647,918
1,382,037	5.000%, due 05/20/35	1,337,717
864,143	5.000%, due 06/15/35	839,949
23,223,912	5.000%, due 11/20/35	22,479,136
4,265,011	5.000%, due 04/20/36	4,125,888
4,056,863	5.000%, due 05/20/36	3,924,530
1,765,114	5.000%, due 05/20/37	1,702,670
3,877,205	5.000%, due 12/20/37	3,740,042
4,098,280	5.000%, due 01/20/38	3,895,287
1,196,938	5.000%, due 02/15/38	1,161,930
4,773,433	5.000%, due 03/15/38	4,633,820
1,099,419	5.000%, due 05/20/38	1,056,474
3,444,431	5.000%, due 06/20/38	3,279,742
235,441	5.450%, due 02/15/29	234,944

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount		Value
	Government National Mortgage Association (continued)
$101,448	5.450%, due 10/15/29	$101,234
766,356	5.500%, due 08/20/24	772,837
31,031	5.500%, due 04/20/29	30,939
493,980	5.500%, due 10/15/32	493,888
1,453,691	5.500%, due 12/15/32	1,453,421
2,259,656	5.500%, due 03/15/33	2,258,531
2,101,262	5.500%, due 04/15/33	2,100,215
5,252,296	5.500%, due 05/15/33	5,249,681
2,505,646	5.500%, due 06/15/33	2,504,397
6,811,420	5.500%, due 07/15/33	6,805,516
408,337	5.500%, due 09/15/33	408,134
613,561	5.500%, due 10/15/33	613,256
9,165,208	5.500%, due 11/15/33	9,154,230
874,388	5.500%, due 11/20/33	868,850
2,022,389	5.500%, due 12/15/33	2,019,676
629,963	5.500%, due 12/20/33	625,973
2,610,621	5.500%, due 01/15/34	2,602,795
473,136	5.500%, due 01/20/34	470,202
2,913,708	5.500%, due 02/15/34	2,904,973
764,212	5.500%, due 03/15/34	763,115
1,026,874	5.500%, due 03/20/34	1,020,506
4,916,776	5.500%, due 04/15/34	4,906,576
7,134,311	5.500%, due 04/20/34	7,090,777
255,043	5.500%, due 05/15/34	254,677
1,360,900	5.500%, due 06/15/34	1,358,947
1,761,363	5.500%, due 06/20/34	1,752,293
1,210,822	5.500%, due 07/15/34	1,209,084
1,137,322	5.500%, due 07/20/34	1,132,397
8,191,543	5.500%, due 08/15/34	8,179,783
864,995	5.500%, due 08/20/34	859,631
7,373,480	5.500%, due 09/15/34	7,362,896
4,962,651	5.500%, due 10/15/34	4,955,528
186,141	5.500%, due 12/15/34	185,874
250,574	5.500%, due 12/20/34	249,020
4,311,495	5.500%, due 01/15/35	4,302,611
422,685	5.500%, due 01/20/35	419,836
1,504,574	5.500%, due 02/15/35	1,501,473
3,432,669	5.500%, due 03/15/35	3,425,596
2,300,195	5.500%, due 04/15/35	2,295,455
3,422,376	5.500%, due 05/15/35	3,415,324
1,284,931	5.500%, due 05/20/35	1,278,678
1,007,238	5.500%, due 06/15/35	1,005,163
748,309	5.500%, due 06/20/35	744,667
1,332,945	5.500%, due 07/15/35	1,330,198
113,289	5.500%, due 08/20/35	112,737
1,266,720	5.500%, due 09/20/35	1,260,555
829,516	5.500%, due 11/15/35	827,807
3,059,411	5.500%, due 03/15/36	3,051,158
13,381,989	5.500%, due 03/20/36	13,311,687
898,371	5.500%, due 04/15/36	895,947
17,423,543	5.500%, due 04/20/36	17,335,327
2,267,586	5.500%, due 05/15/36	2,261,468
649,635	5.500%, due 06/15/36	647,883
23,046,795	5.500%, due 06/20/36	22,930,107
2,888,053	5.500%, due 07/15/36	2,880,261
615,892	5.500%, due 08/15/36	614,230
13,045,860	5.500%, due 08/20/36	12,979,808
812,298	5.500%, due 09/15/36	810,106
3,630,697	5.500%, due 10/15/36	3,620,901
3,386,807	5.500%, due 11/15/36	3,377,669
2,205,101	5.500%, due 12/15/36	2,199,152
5,259,984	5.500%, due 01/15/37	5,244,215
8,375,157	5.500%, due 07/20/37	8,324,142
9,843,934	5.630%, due 07/15/45	9,589,164
217,329	5.750%, due 11/20/27	219,361
290,234	5.750%, due 12/20/27	292,948
104,514	5.750%, due 02/20/28	105,443
818,965	5.750%, due 03/20/28	826,245
317,277	5.750%, due 04/20/28	320,097
181,290	5.750%, due 07/20/28	182,901
64,541	5.750%, due 01/20/29	65,075
113,967	5.750%, due 04/20/29	114,910
546,567	5.750%, due 07/20/29	551,090
143,889	6.000%, due 10/15/15	148,516
601,209	6.000%, due 10/15/25	614,138
1,671,154	6.000%, due 04/15/26	1,706,013
1,158,242	6.000%, due 10/20/27	1,181,786
600,142	6.000%, due 07/15/28	612,849
436,117	6.000%, due 08/15/28	445,351
899,271	6.000%, due 09/15/28	918,311
371,741	6.000%, due 02/15/29	379,816
241,498	6.000%, due 04/15/29	246,460

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount		Value
	Government National Mortgage Association (continued)
$279,475	6.000%, due 05/15/29	$285,067
118,074	6.000%, due 12/15/29	121,048
293,602	6.000%, due 02/15/32	299,360
1,700,731	6.000%, due 07/15/32	1,734,082
3,959,494	6.000%, due 08/15/32	4,039,234
7,991,700	6.000%, due 09/15/32	8,148,412
1,312,962	6.000%, due 11/15/32	1,338,708
1,055,998	6.000%, due 12/15/32	1,076,706
11,778,080	6.000%, due 01/15/33	12,005,360
1,125,470	6.000%, due 02/15/33	1,147,189
1,842,327	6.000%, due 03/15/33	1,877,879
420,676	6.000%, due 04/15/33	428,793
1,521,033	6.000%, due 05/15/33	1,550,385
3,223,499	6.000%, due 09/15/33	3,285,703
4,221,944	6.000%, due 10/15/33	4,303,415
1,177,733	6.000%, due 12/15/33	1,200,459
799,494	6.000%, due 01/15/34	812,923
767,800	6.000%, due 01/20/34	779,124
159,294	6.000%, due 02/15/34	161,970
1,405,112	6.000%, due 02/20/34	1,425,836
3,343,281	6.000%, due 03/20/34	3,392,592
521,076	6.000%, due 04/20/34	528,761
2,707,551	6.000%, due 05/20/34	2,747,485
152,519	6.000%, due 06/20/34	154,769
20,414,670	6.000%, due 07/20/34	20,715,768
2,344,668	6.000%, due 08/20/34	2,379,250
476,187	6.000%, due 09/15/34	484,930
894,718	6.000%, due 10/15/34	911,144
7,883,089	6.000%, due 10/20/34	8,002,739
8,713,325	6.000%, due 11/20/34	8,841,838
8,662,491	6.000%, due 12/20/34	8,790,256
2,120,571	6.000%, due 01/20/35	2,150,334
915,405	6.000%, due 02/20/35	928,254
1,467,838	6.000%, due 03/20/35	1,488,440
1,087,330	6.000%, due 04/20/35	1,102,592
250,115	6.000%, due 06/20/35	253,626
836,574	6.000%, due 05/15/36	850,877
1,957,140	6.000%, due 06/15/36	1,990,601
1,614,688	6.000%, due 07/15/36	1,642,293
1,279,297	6.000%, due 08/15/36	1,301,169
980,532	6.000%, due 09/15/36	997,296
1,724,967	6.000%, due 10/15/36	1,754,458
3,188,670	6.000%, due 01/20/37	3,233,241
3,984,350	6.000%, due 03/15/37	4,051,275
8,126,626	6.000%, due 04/20/37	8,252,428
4,423,648	6.000%, due 06/15/37	4,497,952
1,266,166	6.000%, due 09/20/37	1,285,767
4,846,476	6.000%, due 12/20/37	4,914,220
662,228	6.000%, due 05/20/38	665,539
92,704	6.250%, due 03/15/28	95,526
90,761	6.250%, due 04/15/28	93,524
393,993	6.250%, due 09/15/29	405,742
202,189	6.280%, due 01/20/26	208,407
522,757	6.280%, due 05/20/26	538,835
735,136	6.490%, due 01/15/28	766,101
275,959	6.500%, due 02/15/26	286,920
184,898	6.500%, due 03/15/28	192,242
152,863	6.500%, due 08/15/28	158,934
1,687,853	6.500%, due 11/15/28	1,754,889
280,783	6.500%, due 07/20/29	291,223
29,860	6.500%, due 05/15/31	31,018
1,072,450	6.500%, due 08/20/31	1,111,539
229,702	6.500%, due 09/15/31	238,610
1,614,517	6.500%, due 01/15/32	1,676,623
729,917	6.500%, due 02/15/32	757,994
101,933	6.500%, due 04/20/32	105,512
332,961	6.500%, due 07/20/32	344,654
378,775	6.500%, due 08/15/32	393,345
3,396,122	6.500%, due 10/15/33	3,523,576
530,330	6.500%, due 10/20/33	547,953
1,796,091	6.500%, due 11/15/33	1,861,846
956,571	6.500%, due 11/20/33	988,356
345,541	6.500%, due 01/20/34	356,843
643,034	6.500%, due 02/20/34	664,067
382,888	6.500%, due 03/20/34	395,412
337,963	6.500%, due 08/20/34	349,017
2,742,963	6.500%, due 09/20/34	2,832,679
1,200,964	6.500%, due 10/20/34	1,240,245
1,029,758	6.500%, due 11/20/34	1,063,439
1,179,576	6.500%, due 12/20/34	1,218,157
548,739	6.500%, due 03/20/35	565,942
836,458	6.500%, due 04/20/36	863,508

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount		Value
	Government National Mortgage Association (continued)
$1,180,901	6.500%, due 05/15/36	$1,221,883
4,643,556	6.500%, due 09/15/36	4,804,707
2,435,823	6.500%, due 11/15/36	2,520,357
1,497,230	6.500%, due 12/15/36	1,549,190
7,173,400	6.500%, due 01/15/37	7,420,196
5,845,646	6.500%, due 02/15/37	6,046,761
601,037	6.500%, due 02/20/37	620,471
7,202,518	6.500%, due 03/15/37	7,450,316
442,447	6.500%, due 04/20/37	456,754
8,143,005	6.500%, due 10/20/37	8,414,477
5,901,495	6.500%, due 05/20/38	6,057,330
5,745,206	6.500%, due 06/15/38	5,942,866
272,663	6.600%, due 10/20/26	286,418
352,205	6.600%, due 02/20/27	369,746
107,338	6.600%, due 05/20/27	112,684
449,225	6.600%, due 06/20/27	471,598
390,236	6.600%, due 07/20/27	409,671
239,252	6.600%, due 09/20/27	251,167
322,222	6.600%, due 10/20/27	338,269
122,461	6.600%, due 12/20/27	128,559
328,001	6.600%, due 02/20/28	344,047
861,087	6.600%, due 07/20/28	903,211
15,924	6.750%, due 08/15/28	16,829
317,653	6.750%, due 10/15/28	335,724
58,781	6.750%, due 11/15/28	62,125
75,538	7.000%, due 09/15/23	80,673
19,444	7.000%, due 12/15/23	20,766
34,406	7.000%, due 04/15/26	36,739
169,320	7.000%, due 01/15/27	180,732
168,160	7.000%, due 11/15/27	179,494
265,808	7.000%, due 07/15/28	283,517
20,491	7.000%, due 07/15/29	21,847
35,057	7.000%, due 10/15/30	37,358
46,942	7.000%, due 05/15/31	49,985
558,934	7.000%, due 06/15/31	595,621
293,618	7.000%, due 09/15/31	312,652
149,010	7.000%, due 11/15/31	156,861
166,103	7.000%, due 12/15/31	176,870
1,916,899	7.000%, due 01/15/32	2,040,877
3,549,734	7.000%, due 02/15/32	3,779,320
2,407,935	7.000%, due 03/15/32	2,563,673
3,338,729	7.000%, due 04/15/32	3,554,666
3,007,930	7.000%, due 05/15/32	3,202,473
1,965,882	7.000%, due 07/15/32	2,093,029
121,471	7.000%, due 06/20/34	128,768
174,370	7.000%, due 07/20/34	184,845
1,985,845	7.000%, due 09/20/34	2,105,137
377,134	7.000%, due 10/20/34	399,789
646,059	7.000%, due 08/20/36	678,163
25,222	7.250%, due 01/15/29	26,913
75,105	7.500%, due 08/20/27	80,610
206,783	7.500%, due 12/15/28	222,799
375,954	7.500%, due 10/15/30	404,499
48,482	7.500%, due 12/15/30	52,163
56,684	7.500%, due 01/15/31	60,964
158,389	7.500%, due 10/15/31	170,349
88,285	7.500%, due 01/15/32	94,846
23,196	7.800%, due 05/15/19	25,131
30,130	7.800%, due 07/15/19	32,642
5,823	8.000%, due 03/20/24	6,348
36,824	8.000%, due 11/15/25	40,315
93,910	8.000%, due 07/15/26	102,854
140,195	8.000%, due 09/15/26	153,548
47,751	8.000%, due 09/20/26	52,108
34,465	8.000%, due 12/15/26	37,747
21,606	8.000%, due 04/15/27	23,659
61,127	8.000%, due 06/15/27	66,936
54,436	8.000%, due 07/15/27	59,610
26,535	8.000%, due 03/15/28	29,064
37,309	8.050%, due 07/15/19	40,502
40,294	9.000%, due 05/15/16	43,936
26,159	9.000%, due 07/15/16	28,523
1,066,697	9.000%, due 01/15/31	1,133,136
9,479	9.500%, due 11/15/21	10,518
		581,637,368
	Total U.S. Government Agency Obligations
	(Cost $584,576,131)	583,971,195

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount				Value
OTHER BONDS: 0.0%
		Foreign Government Bonds: 0.0%
$13,027	C	Small Business Administration, 8.250%, due 11/01/11		$13,336
		Total Other Bonds (Cost $13,338)		13,336
		Total Long-Term Investments (Cost $584,589,469)		583,984,531
SHORT-TERM INVESTMENTS: 0.8%
		U.S. Treasury Bills: 0.8%
5,000,000		Discount Note, due 10/09/08		4,974,695
		Total Short-Term Investments (Cost $4,974,695)		4,974,695
		Total Investments in Securities
		(Cost $589,564,164)*	98.1%	$588,959,226
		Other Assets and Liabilities - Net	1.9	11,261,252
		Net Assets	100.0%	$600,220,478

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,842,903
		Gross Unrealized Depreciation		(5,447,841)
		Net Unrealized Depreciation		$(604,938)

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	575,213,271	—
Level 3- Significant Unobservable Inputs	13,745,955	—
Total	$588,959,226	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 03/31/08	$—	$—
Net purchases/sales	13,797,861	—
Total realized and unrealized gain (loss)	(51,945)	—
Amortization of premium/discount	39	—
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$13,745,955	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 95.8%
		Advertising: 0.4%
$455,000	C	Visant Corp., 7.625%, due 10/01/12	$449,313
			449,313
		Aerospace/Defense: 0.8%
405,000	C	BE Aerospace, Inc., 8.500%, due 07/01/18	408,544
420,000	C	DRS Technologies, Inc., 7.625%, due 02/01/18	446,250
			854,794
		Airlines: 1.6%
800,000	C	AMR Corp., 8.608%, due 04/01/11	732,000
578,731	C	Continental Airlines, Inc., 7.461%, due 04/01/15	512,177
515,000		United Air Lines, Inc., 6.932%, due 09/01/11	597,400
			1,841,577
		Auto Manufacturers: 0.4%
830,000	C	General Motors Corp., 8.375%, due 07/15/33	495,925
			495,925
		Auto Parts & Equipment: 0.3%
355,000	C	United Components, Inc., 9.375%, due 06/15/13	333,700
			333,700
		Banks: 1.5%
200,000	C	BAC Capital Trust VI, 5.625%, due 03/08/35	163,355
315,000	C	Bank of America Corp., 8.000%, due 01/30/18	295,593
463,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	442,461
380,000	C	SunTrust Capital VIII, 6.100%, due 12/15/36	302,681
600,000	C	Wachovia Corp., 7.980%, due 02/08/49	552,630
			1,756,720
		Beverages: 0.9%
790,000	C	Constellation Brands, Inc., 7.250%, due 05/15/17	742,600
255,000	C	Constellation Brands, Inc., 8.375%, due 12/15/14	259,463
			1,002,063
		Building Materials: 1.2%
825,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	800,250
620,000	#, C	Nortek, Inc., 10.000%, due 12/01/13	595,200
			1,395,450
		Chemicals: 2.1%
875,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	805,000
855,000	&, C	Momentive Performance Materials, Inc., 10.125%, due 12/01/14	718,200
630,000	C	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	472,500
450,000	C	PolyOne Corp., 8.875%, due 05/01/12	452,250
			2,447,950
		Commercial Services: 3.3%
710,000	C	Alion Science and Technology Corp., 10.250%, due 02/01/15	500,550
660,000	C	Aramark Services, Inc., 8.500%, due 02/01/15	650,100
690,000	#, C	Ashtead Capital, Inc., 9.000%, due 08/15/16	610,650
330,000	#, C	Cenveo Corp., 10.500%, due 08/15/16	328,350
580,000	C	Hertz Corp., 8.875%, due 01/01/14	533,600
680,000	C	Hertz Corp., 10.500%, due 01/01/16	622,200
475,000	C	Iron Mountain, Inc., 8.000%, due 06/15/20	470,250
			3,715,700
		Computers: 1.9%
945,000	#, C	Ceridian Corp., 11.250%, due 11/15/15	859,950
770,000	&, #, C	Ceridian Corp., 12.250%, due 11/15/15	700,700
649,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	658,735
			2,219,385
		Diversified Financial Services: 13.9%
705,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	690,900
780,000	#, C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	526,500
605,000	C	Citigroup, Inc., 8.400%, due 04/29/49	575,875
455,000		Ford Motor Credit Co., 5.538%, due 01/13/12	323,650
1,030,000		Ford Motor Credit Co., 7.241%, due 04/15/12	965,538
875,000		Ford Motor Credit Co., 7.800%, due 06/01/12	677,259
950,000		Ford Motor Credit Co., 9.875%, due 08/10/11	800,940
365,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	241,343
1,765,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	1,269,111
700,000	&, C	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 8.875%, due 04/01/15	707,000
985,000	C, W	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 9.750%, due 04/01/17	989,925
670,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	609,700
645,000	C	JP Morgan Chase Capital XVIII, 6.950%, due 08/17/36	596,695
535,000	C	KAR Holdings, Inc., 8.750%, due 05/01/14	468,125
980,000	&, #, C	Local TV Finance, LLC, 9.250%, due 06/15/15	769,300
1,010,000	#, C	Nuveen Investments, Inc., 10.500%, due 11/15/15	936,775
1,013,623	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	897,057
670,000	&, C	PNA Intermediate Holding Corp., 9.676%, due 02/15/13	673,350
365,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	372,300
1,040,000		SLM Corp., 3.060%, due 07/27/09	975,302
500,000	#, C	Snoqualmie Entertainment Authority, 9.125%, due 02/01/15	372,500

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$950,000	C	Universal City Florida Holding Co. I/II, 7.623%, due 05/01/10	$921,500
810,000	#, C	USB Realty Corp., 6.091%, due 12/22/49	591,774
			15,952,419
		Electric: 7.4%
610,000	C	AES Corp., 8.000%, due 10/15/17	600,850
574,000	#, C	AES Corp., 8.750%, due 05/15/13	598,395
715,000	C	Edison Mission Energy, 7.000%, due 05/15/17	672,100
1,585,000	#, C	Energy Future Holdings, 10.875%, due 11/01/17	1,608,775
705,363	C	Homer City Funding, LLC, 8.734%, due 10/01/26	760,028
126,261	C	Midwest Generation, LLC, 8.300%, due 07/02/09	127,208
371,486	C	Midwest Generation, LLC, 8.560%, due 01/02/16	383,559
1,085,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	1,080,931
910,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	858,813
230,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	217,925
1,560,000	#, C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	1,536,589
			8,445,173
		Entertainment: 3.0%
1,125,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	1,119,375
315,000	+, C	Marquee Holdings, Inc., 12.000%, due 08/15/14	248,850
435,000	#, C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	386,063
485,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	478,938
395,000	#, C	Scientific Games Corp., 7.875%, due 06/15/16	395,000
455,000	#, C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	371,963
545,000	C	Warner Music Group - Old, 7.375%, due 04/15/14	455,756
			3,455,945
		Environmental Control: 2.7%
960,000	C	Allied Waste North America, Inc., 7.250%, due 03/15/15	962,400
1,280,000	C	Waste Services, Inc., 9.500%, due 04/15/14	1,299,200
865,000	C	WCA Waste Corp., 9.250%, due 06/15/14	871,488
			3,133,088
		Food: 0.8%
590,000	C	Dean Foods Co., 7.000%, due 06/01/16	514,775
425,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	429,250
			944,025
		Forest Products & Paper: 2.8%
600,000	@@	Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	225,000
720,000	@@, C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	273,600
785,000	C	Domtar Corp., 5.375%, due 12/01/13	698,650
140,000	#, C	Georgia-Pacific Corp., 7.000%, due 01/15/15	132,300
600,000	#, C	Georgia-Pacific Corp., 7.125%, due 01/15/17	567,000
775,000	C	NewPage Corp., 12.000%, due 05/01/13	786,625
185,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 6.623%, due 08/01/14	171,125
380,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	373,350
			3,227,650
		Healthcare - Products: 2.1%
650,000	#, C	Bausch & Lomb, Inc., 9.875%, due 11/01/15	654,875
500,000		Biomet, Inc., 1.000%, due 10/15/17	536,250
600,000		Biomet, Inc., 11.625%, due 10/15/17	639,000
625,000	C	Boston Scientific Corp., 6.250%, due 11/15/15	587,500
			2,417,625
		Healthcare - Services: 6.2%
690,000	C	Centene Corp., 7.250%, due 04/01/14	655,500
895,000	C	DaVita, Inc., 7.250%, due 03/15/15	874,863
1,465,000	C	HCA, Inc., 9.250%, due 11/15/16	1,512,613
1,180,000	&, C	HCA, Inc., 9.625%, due 11/15/16	1,218,350
830,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	825,850
610,000	C	Select Medical Corp., 7.625%, due 02/01/15	538,325
325,000	C	Select Medical Corp., 8.449%, due 09/15/15	289,250
725,000	C	Sun Healthcare Group, Inc., 9.125%, due 04/15/15	728,625
220,000	C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	205,700
300,000	&, C	United Surgical Partners International, Inc., 9.250%, due 05/01/17	277,500
			7,126,576
		Holding Companies - Diversified: 0.6%
750,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	678,750
			678,750
		Home Furnishings: 0.4%
445,000	C	Norcraft Cos. LP, 9.000%, due 11/01/11	449,450
			449,450
		Household Products/Wares: 1.5%
525,000	C	American Achievement Corp., 8.250%, due 04/01/12	517,125
410,000	C	Jarden Corp., 7.500%, due 05/01/17	358,750
905,000	+, C	Visant Holding Corp., Discount Note, due 12/01/13	882,375
			1,758,250
		Iron/Steel: 0.2%
260,000	&, C	Metals USA Holdings Corp., 8.791%, due 07/01/12	240,500
			240,500
		Leisure Time: 0.5%
740,000	C	Travelport, LLC, 11.875%, due 09/01/16	610,500
			610,500
		Lodging: 1.7%
1,720,000	#, C	Harrah’s Operating Co., Inc., 10.750%, due 02/01/16	1,436,200
645,000	C	MGM Mirage, 7.500%, due 06/01/16	533,738
			1,969,938

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Media: 10.9%
$559,634	#, C	American Media Operations, Inc., 10.250%, due 05/01/09	$451,905
610,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	579,500
985,000	C	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	957,913
1,110,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	1,057,275
10,000		CSC Holdings, Inc., 8.125%, due 07/15/09	10,100
595,000	#, C	CSC Holdings, Inc., 8.500%, due 06/15/15	587,563
1,346,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	1,214,765
135,000	C	Dex Media, Inc., 8.000%, due 11/15/13	99,225
385,000	#, C	DirecTV Holdings, LLC/DirecTV Financing Co., 7.625%, due 05/15/16	381,150
1,010,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	936,775
810,000	C	Idearc, Inc., 8.000%, due 11/15/16	513,338
525,000	&, #, C	ION Media Networks, Inc., 8.963%, due 01/15/13	339,938
690,000		Liberty Media, LLC, 8.250%, due 02/01/30	604,520
960,000	C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	862,800
479,386	+, C	Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	462,607
1,070,000	C	Nexstar Finance, Inc., 7.000%, due 01/15/14	936,250
550,000	C	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	556,875
545,000	@@, C	Quebecor Media, Inc., 7.750%, due 03/15/16	509,575
1,115,000	#, C	R.H. Donnelley Corp., 8.875%, due 10/15/17	669,000
950,000	C	Radio One, Inc., 6.375%, due 02/15/13	698,250
			12,429,324
		Mining: 1.2%
674,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	711,070
805,000	C	Noranda Aluminium Acquisition Corp., 6.828%, due 05/15/15	698,338
			1,409,408
		Miscellaneous Manufacturing: 1.5%
415,000	C	Harland Clarke Holdings Corp., 7.426%, due 05/15/15	309,175
540,000	C	Harland Clarke Holdings Corp., 9.500%, due 05/15/15	445,500
945,555		Rexnord Corp., 1.575%, due 03/02/13	898,278
			1,652,953
		Oil & Gas: 7.6%
505,000	#, C	Atlas Energy Resources LLC, 10.750%, due 02/01/18	527,725
595,000	C	Berry Petroleum Co., 8.250%, due 11/01/16	606,900
635,000	C	Chaparral Energy, Inc., 8.875%, due 02/01/17	554,038
900,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	868,500
405,000	C	Denbury Resources, Inc., 7.500%, due 12/15/15	405,000
705,000	C	Forest Oil Corp., 7.250%, due 06/15/19	680,325
565,000	@@, #, C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	452,000
690,000	#, C	Hilcorp Energy I LP, 7.750%, due 11/01/15	665,850
525,000	C	McMoRan Exploration Co., 11.875%, due 11/15/14	561,750
470,000	C	Newfield Exploration Co., 7.125%, due 05/15/18	447,675
670,000	@@, C	OPTI Canada, Inc., 8.250%, due 12/15/14	670,000
600,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	618,000
600,000	C	Plains Exploration & Production Co., 7.625%, due 06/01/18	603,000
395,000	C	Quicksilver Resources, Inc., 8.250%, due 08/01/15	393,025
570,000	#, C	Southwestern Energy Co., 7.500%, due 02/01/18	589,329
			8,643,117
		Oil & Gas Services: 0.9%
460,000	@@, C	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	462,875
510,000	#, C	Key Energy Services, Inc., 8.375%, due 12/01/14	522,750
			985,625
		Pipelines: 2.3%
765,000	C	El Paso Corp., 7.000%, due 06/15/17	752,521
875,000	C	El Paso Corp., 7.250%, due 06/01/18	866,250
725,000	@@, C	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	648,875
405,000	#, C	Targa Resources Partners L.P., 8.250%, due 07/01/16	392,850
			2,660,496
		Retail: 2.5%
770,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	732,239
785,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	519,081
1,130,000	&, C, W	General Nutrition Centers, Inc., 7.199%, due 03/15/14	960,500
615,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	630,375
			2,842,195
		Telecommunications: 10.3%
396,000	C	Centennial Cellular Communications Corp., 8.125%, due 02/01/14	394,020
717,000	C	Centennial Cellular Operating Co., 10.125%, due 06/15/13	742,095
340,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	346,800
515,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	500,838
380,000	C	Citizens Communications Co., 9.000%, due 08/15/31	343,900
1,190,000	C	Cricket Communications, Inc., 9.375%, due 11/01/14	1,151,325
1,185,000	@@, C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	1,205,738
810,000	&, C	iPCS, Inc., 6.123%, due 05/01/14	692,550
1,205,000	C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,165,838
725,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	692,375
1,455,000	C	Rural Cellular Corp., 5.682%, due 06/01/13	1,465,913
1,395,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	1,164,232
465,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	443,982
1,025,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	882,891
300,000	C	West Corp., 9.500%, due 10/15/14	271,500
330,000	C	West Corp., 11.000%, due 10/15/16	280,500
			11,744,497

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Transportation: 0.4%
$490,000	C	Bristow Group, Inc., 7.500%, due 09/15/17	$493,675
			493,675
		Total Corporate Bonds/Notes
		(Cost $117,117,175)	109,783,756
ASSET-BACKED SECURITIES: 0.4%
		Home Equity Asset-Backed Securities: 0.4%
341,606	C	Ameriquest Mortgage Securities, Inc., 3.833%, due 02/25/33	293,798
247,368	C, S	Morgan Stanley Capital I, 3.683%, due 06/25/33	210,422
		Total Asset-Backed Securities
		(Cost $491,155)	504,220

Shares			Value
COMMON STOCK: 0.3%
		Agriculture: 0.0%
17,906	I	North Atlantic Trading Co.	$18
			18
		Chemicals: 0.3%
24,000		Huntsman Corp.	273,600
			273,600
		Telecommunications: 0.0%
264	@, @@	Completel Europe NV	13,675
			13,675
		Total Common Stock
		(Cost $776,267)	287,293
PREFERRED STOCK: 0.0%
		Media: 0.0%
1	&, P	ION Media Networks, Inc.	7,009
		Total Preferred Stock
		(Cost $8,676)	7,009
WARRANTS: 0.0%
		Building Materials: 0.0%
3,100	#, I	Dayton Superior Corp.	31
			31
		Commercial Services: 0.0%
92,950	I	Comforce Corp.	930
			930
		Telecommunications: 0.0%
500	@@, #, I	GT Group Telecom, Inc.	—
			—
		Total Warrants
		(Cost $-)	961
		Total Long-Term Investments
		(Cost $118,393,273)	110,583,239
SHORT-TERM INVESTMENTS: 2.0%
		Mutual Fund: 1.5%
1,675,000	**	ING Institutional Prime Money Market Fund	1,675,000
		Total Mutual Fund
		(Cost $1,675,000)	1,675,000

Principal Amount			Value
	Repurchase Agreement: 0.5%
$563,000	Morgan Stanley Repurchase Agreement dated 06/30/08, 2.400%, due 07/01/08, $563,038 to be received upon repurchase (Collateralized by $565,000 Federal Home Loan Bank, 4.875%, Market Value plus accrued interest $578,254, due 01/16/15)		$563,000
	Total Repurchase Agreement
	(Cost $563,000)		563,000
	Total Short-Term Investments
	(Cost $2,238,000)		2,238,000

	Total Investments in Securities
	(Cost $120,631,273)*	98.5%	$112,821,239
	Other Assets and Liabilities - Net	1.5	1,724,560
	Net Assets	100.0%	$114,545,799

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2008 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
**	Investment in affiliate
*	Cost for federal income tax purposes is $120,720,286.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$463,510
	Gross Unrealized Depreciation	(8,362,557)
	Net Unrealized Depreciation	$(7,899,047)

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2008 (Unaudited) (continued)

ING High Yield Bond Fund Credit Default Swap Agreements Outstanding on June 30, 2008

							Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Notional		Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate(%)	Date	Amount		(Depreciation)
Morgan Stanley Capital Services Inc.	Beazer Homes USA 6.500%, 11/15/13	Sell	5.000	06/20/09	USD	2,000,000	$30,698
JPMorgan Chase Bank N.A., New York	Centex Corp. 5.250%, 06/15/15	Buy	(4.000)	06/20/13	USD	2,000,000	46,454
Goldman Sachs International	Constellation Brands Inc. 7.250%, 09/01/16	Sell	3.710	06/20/13	USD	3,000,000	(37,406)
Goldman Sachs International	Gap Inc. 8.800%, 12/15/08	Buy	(0.970)	09/20/13	USD	2,000,000	(2,788)
Goldman Sachs International	General Motors 7.125%, 07/15/13	Sell	5.000	06/20/11	USD	2,000,000	(209,704)
Merrill Lynch International	General Motors 7.125%. 07/15/13	Sell	5.000	03/20/09	USD	2,000,000	(45,948)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	06/20/09	USD	2,000,000	(82,002)
Goldman Sachs International	Harrah’s Operating Co. Inc. 5.625%, 06/01/15	Sell	5.000	06/20/09	USD	2,000,000	(28,987)
Goldman Sachs International	Idearc Inc. 8.000%, 11/15/16	Sell	5.000	06/20/09	USD	2,000,000	(10,876)
JPMorgan Chase Bank N.A., New York	K. Hovnanian Enterprises 6.500%, 01/15/14	Sell	5.000	06/20/09	USD	2,000,000	(35,798)
Goldman Sachs International	KB Home 6.250%, 06/15/15	Buy	(4.300)	09/20/13	USD	2,000,000	—
Goldman Sachs International	Lowe’s Companies Inc. 8.250%, 06/01/10	Buy	(0.640)	09/20/13	USD	2,000,000	1,690
JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)	06/20/14	USD	2,000,000	331,764
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	900,000	(375,207)
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	900,000	432,280
Goldman Sachs International	RadioShack Corp. 7.375%, 05/15/11	Buy	(2.150)	09/20/13	USD	2,000,000	3,788
JPMorgan Chase Bank N.A., New York	Ryland Group 5.375%, 01/15/15	Buy	(3.550)	09/20/13	USD	2,000,000	—
Goldman Sachs International	Standard Pacific Corp. 7.000%, 08/15/15	Sell	6.400	09/20/13	USD	2,000,000	—
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	900,000	116,871
Goldman Sachs International	Tyson Foods Inc. 6.600%, 04/01/16	Buy	(2.020)	06/20/13	USD	3,000,000	105,848
Goldman Sachs International	VF Corp. 8.500%, 10/01/10	Buy	(0.710)	09/20/13	USD	2,000,000	2,831
Credit Suisse International	Visteon Corp. 7.000%, 03/10/14	Sell	5.000	06/20/09	USD	2,000,000	(50,292)
Goldman Sachs International	Whirlpool Corp. 7.750%, 07/15/16	Buy	(0.980)	06/20/13	USD	2,000,000	20,814
							$214,030

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,962,275	$—
Level 2- Other Significant Observable Inputs	109,263,998	270,219
Level 3- Significant Unobservable Inputs	1,594,966	—
Total	$112,821,239	$270,219

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 03/31/08	$1,726,025	$—
Net purchases/sales	(33,187)	—
Total realized and unrealized gain (loss)	(98,065)	—
Amortization of premium/discount	193	—
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$1,594,966	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 0.7%
$5,000,000		UBS AG, 2.980%, due 02/23/09	$5,000,000
		Total Certificates of Deposit
		(Cost $5,000,000)	5,000,000
COMMERCIAL PAPER: 46.2%
5,000,000		American General, 2.950%, due 07/11/08	4,995,903
5,000,000		ASB Finance, 2.985%, due 07/15/08	4,994,196
6,499,000		Barton Capital, 2.270%, due 07/07/08	6,496,130
2,500,000		Barton Capital, 2.600%, due 07/01/08	2,500,000
10,000,000		Barton Capital, 2.630%, due 07/10/08	9,993,425
5,000,000		Barton Capital, 2.650%, due 07/09/08	4,997,000
3,500,000		Cafco, LLC, 2.490%, due 07/10/08	3,497,550
6,800,000		Cafco, LLC, 2.520%, due 07/15/08	6,792,860
5,000,000		Cafco, LLC, 2.650%, due 08/05/08	4,987,118
5,000,000		Cafco, LLC, 2.780%, due 09/15/08	4,970,444
2,600,000	#	Caisse Nationale des Caisses d’Epargne et de Prevoyance, 2.800%, due 07/02/08	2,599,798
1,600,000		Ciesco L.P., 2.650%, due 08/20/08	1,594,111
8,450,000		Ciesco L.P., 2.750%, due 09/03/08	8,408,689
20,000,000		Ciesco L.P., 2.800%, due 07/01/08	20,000,000
5,000,000		Citigroup, Inc., 2.780%, due 09/12/08	4,971,814
5,000,000	#	Concord Minutemen Capital, 2.850%, due 07/24/08	4,990,896
3,500,000		Concord Minutemen Capital, 2.900%, due 08/19/08	3,485,947
18,500,000		Concord Minutemen Capital, 3.000%, due 07/01/08	18,500,000
5,000,000		Concord Minutemen Capital, 3.030%, due 09/17/08	4,966,958
1,000,000	#	Crown Point Capital, 2.363%, due 08/04/08	997,167
16,500,000		Crown Point Capital, 2.640%, due 07/11/08	16,486,708
5,000,000	#	Crown Point Capital, 2.850%, due 07/23/08	4,991,292
2,500,000		Crown Point Capital, 2.900%, due 08/20/08	2,489,757
5,000,000		Crown Point Capital, 3.030%, due 09/18/08	4,966,535
5,500,000		Edison Asset Securitization, 2.500%, due 07/28/08	5,489,688
4,000,000		Edison Asset Securitization, 2.540%, due 10/08/08	3,971,950
3,000,000		Edison Asset Securitization, 2.600%, due 08/20/08	2,989,167
1,750,000		Edison Asset Securitization, 2.650%, due 08/04/08	1,745,620
15,000,000		General Electric Capital Corp., 2.510%, due 07/14/08	14,986,404
15,000,000		Jupiter Securities Co., LLC, 2.490%, due 07/09/08	14,990,667
5,000,000		Jupiter Securities Co., LLC, 2.550%, due 07/24/08	4,991,854
10,000,000		Jupiter Securities Co., LLC, 2.750%, due 07/01/08	10,000,000
1,000,000		Old Line Funding, LLC, 2.440%, due 07/24/08	998,377
3,646,000	#	Old Line Funding, LLC, 2.550%, due 07/02/08	3,645,742
3,000,000	#	Old Line Funding, LLC, 2.550%, due 07/16/08	2,996,813
3,000,000		Old Line Funding, LLC, 2.690%, due 08/26/08	2,987,447
2,500,000	#	Old Line Funding, LLC, 2.732%, due 09/12/08	2,485,806
6,200,000		Park Avenue, 1.350%, due 07/02/08	6,199,535
5,000,000		Park Avenue, 2.500%, due 07/17/08	4,994,444
2,000,000	#	Park Avenue, 2.550%, due 08/14/08	1,993,767
5,000,000		Park Avenue, 2.740%, due 09/02/08	4,975,763
1,521,000		Park Avenue, 2.851%, due 07/01/08	1,521,000
10,148,000		Thunder Bay Funding, LLC, 2.520%, due 07/10/08	10,140,896
2,000,000	#	Thunder Bay Funding, LLC, 2.540%, due 07/15/08	1,998,024
9,250,000		Thunder Bay Funding, LLC, 2.620%, due 08/07/08	9,223,997
1,000,000		Thunder Bay Funding, LLC, 2.760%, due 09/09/08	994,594
10,000,000		Tulip Funding Corp., 2.570%, due 07/07/08	9,995,717
8,000,000		Tulip Funding Corp., 2.670%, due 07/21/08	7,987,556
5,000,000		Tulip Funding Corp., 2.740%, due 07/18/08	4,993,153
1,900,000		UBS Finance, LLC, 2.650%, due 07/16/08	1,897,902
1,400,000		UBS Finance, LLC, 2.870%, due 09/02/08	1,392,895
2,000,000		Windmill Funding Corp., 2.470%, due 07/24/08	1,996,716
5,700,000		Windmill Funding Corp., 2.530%, due 08/04/08	5,686,003
5,000,000		Windmill Funding Corp., 2.580%, due 07/16/08	4,994,625
4,000,000		Windmill Funding Corp., 2.690%, due 07/25/08	3,992,533
13,000,000	#	Windmill Funding Corp., 2.750%, due 07/01/08	13,000,000
2,000,000	#	Yorktown Capital, LLC, 2.445%, due 08/18/08	1,992,747
7,500,000	#	Yorktown Capital, LLC, 2.500%, due 07/23/08	7,488,542
5,000,000		Yorktown Capital, LLC, 2.540%, due 08/14/08	4,984,478
5,000,000	#	Yorktown Capital, LLC, 2.753%, due 09/16/08	4,970,804
		Total Commercial Paper
		(Cost $343,369,524)	343,369,524

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 30.9%
$4,500,000		Allstate Life Global Funding Trusts, 2.513%, due 08/27/08	$4,500,100
5,000,000		American Express Bank FSB, 2.470%, due 10/16/08	4,997,113
5,000,000		American Express Credit Corp., 2.492%, due 08/19/08	5,000,012
21,000,000	#	American General Finance Corp., 2.518%, due 09/12/08	21,001,185
795,000	#	American Honda Finance Corp., 3.850%, due 11/06/08	797,087
3,500,000	@@, #	Banco Santander Totta SA, 2.480%, due 08/15/08	3,500,019
3,000,000		Bank of America Corp., 5.875%, due 02/15/09	3,046,373
2,500,000		Bank of America NA, 2.466%, due 06/12/09	2,495,949
3,000,000	#, C	Bank of America NA, 2.988%, due 08/03/09	3,000,000
3,750,000		Bank One Corp., 6.000%, due 08/01/08	3,751,860
3,600,000		Banque Nationale de Paris, 2.398%, due 07/03/08	3,599,984
500,000		Bear Stearns Cos., Inc., 2.563%, due 08/28/08	500,000
1,763,000		Bear Stearns Cos., Inc., 2.875%, due 07/02/08	1,762,877
5,000,000	@@	BNP Paribas, 2.895%, due 05/13/09	5,000,000
10,000,000		Canadian Imperial Bank of Commerce, 2.491%, due 08/22/08	10,000,281
5,000,000		Citigroup Funding, Inc., 2.110%, due 10/03/08	4,996,915
1,000,000		Citigroup Funding, Inc., 2.862%, due 03/02/09	998,177
5,000,000	@@, #	Commonwealth Bank of Australia, 2.753%, due 12/18/08	4,998,135
11,500,000		Credit Suisse First Boston USA, Inc., 2.807%, due 12/09/08	11,497,850
2,000,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	1,998,620
10,000,000	@@, #	Danske Bank A/S, 2.472%, due 08/19/08	9,999,897
1,000,000		General Electric Capital Corp., 2.170%, due 01/27/09	996,313
1,400,000		General Electric Capital Corp., 2.816%, due 03/16/09	1,400,451
2,000,000		General Electric Capital Corp., 3.600%, due 10/15/08	2,004,839
6,000,000	#	Goldman Sachs Group, Inc., 2.528%, due 09/12/08	6,000,531
3,000,000		Goldman Sachs Group, Inc., 3.013%, due 07/29/08	2,998,596
5,470,000		HSBC Finance Corp., 2.480%, due 09/06/08	5,469,991
2,500,000		JPMorgan Chase & Co., 2.532%, due 06/26/09	2,495,653
2,000,000		JPMorgan Chase & Co., 3.500%, due 03/15/09	2,004,635
1,400,000		MBNA Corp., 4.625%, due 09/15/08	1,405,153
20,500,000		Merrill Lynch & Co., Inc., 2.638%, due 08/22/08	20,499,241
13,000,000		Morgan Stanley, 2.540%, due 09/03/08	13,001,664
6,200,000		Morgan Stanley, 2.611%, due 09/03/08	6,200,569
9,000,000	@@, #	Royal Bank of Scotland Group PLC, 2.511%, due 08/20/08	9,000,304
3,100,000		Royal Bank of Scotland, 2.398%, due 07/03/08	3,099,987
6,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 2.861%, due 09/19/08	5,996,965
4,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 4.750%, due 10/21/08	3,995,875
5,000,000		Toyota Motor Credit Corp., 2.060%, due 10/20/08	4,991,027
5,700,000		Toyota Motor Credit Corp., 2.410%, due 07/10/09	5,700,000
4,000,000		Toyota Motor Credit Corp., 2.506%, due 01/12/09	4,000,689
1,000,000		Wachovia Bank N.A., 7.000%, due 10/17/08	1,005,762
2,000,000		Wachovia Bank NA, 4.375%, due 08/15/08	1,985,940
1,500,000		Wachovia Corp., 2.533%, due 10/28/08	1,499,782
9,000,000	#	Wells Fargo & Co., 2.608%, due 09/12/08	9,000,841
1,000,000		Wells Fargo & Co., 3.552%, due 05/01/09	1,000,422
3,500,000	#	Westpac Banking Corp., 2.776%, due 07/11/08	3,500,054
3,000,000	@@, #	Westpac Banking Corp., 2.896%, due 03/27/09	3,000,000
		Total Corporate Bonds/Notes
		(Cost $229,697,711)	229,697,718
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.6%
7,500,000		Federal Home Loan Bank, 2.200%, due 04/01/09	7,494,785
7,500,000		Federal Home Loan Bank, 2.310%, due 04/07/09	7,500,000
15,595,000		Federal Home Loan Bank, 3.000%, due 04/15/09	15,691,460
10,000,000		Federal Home Loan Mortgage Corporation, 2.265%, due 04/14/09	9,990,407
1,000,000	C	Federal National Mortgage Association, 4.100%, due 04/20/09	1,014,296
		Total U.S. Government Agency Obligations
		(Cost $41,690,955)	41,690,948
U.S. TREASURY NOTES: 2.5%
2,500,000		3.875%, due 05/15/09	2,538,639
13,000,000		4.875%, due 05/31/09	13,319,223
2,500,000		4.875%, due 06/30/09	2,560,568
		Total U.S. Treasury Notes
		(Cost $18,418,430)	18,418,430

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2008 (Unaudited) (continued)

Principal Amount				Value
REPURCHASE AGREEMENT: 14.2%
$105,479,000		Deutsche Bank Repurchase Agreement dated 06/30/08, 2.500%, due 07/01/08, $105,486,325 to be received upon repurchase (Collateralized by $105,498,000 various U.S. Government Agency Obligations, 3.625%-5.350%, Market Value plus accrued interest $107,588,656, due 09/15/08-09/17/08)		$105,479,000
		Total Repurchase Agreement
		(Cost $105,479,000)		105,479,000
		Total Investments in Securities
		(Cost $743,655,620)*	100.0%	$743,655,620
		Other Assets and Liabilities - Net	(0.0)	(137,257)
		Net Assets	100.0%	$743,518,363

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	743,655,620	—
Level 3- Significant Unobservable Inputs	—	—
Total	$743,655,620	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 25.9%
			Agriculture: 0.2%
	$962,000		Philip Morris International, Inc., 5.650%, due 05/16/18	$936,769
	1,868,000		Philip Morris International, Inc., 6.375%, due 05/16/38	1,826,383
				2,763,152
			Airlines: 0.5%
	5,679,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	5,366,655
	1,742,000		United Airlines, Inc., 6.932%, due 09/01/11	2,020,720
				7,387,375
			Auto Manufacturers: 0.2%
	2,728,450		Ford Motor Co., 5.480%, due 11/29/13	2,208,339
				2,208,339
			Banks: 6.4%
	3,240,000	@@, C	Australia & New Zealand Banking Group Ltd., 3.181%, due 12/31/49	2,089,800
	4,915,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	3,838,320
	174,538	@@, #	Banco Itau SA, 2.683%, due 09/20/08	174,224
	2,523,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	2,469,046
	3,862,000	C	Bank of America Corp., 8.000%, due 01/30/18	3,624,062
	2,918,000	C	Bank of America Corp., 8.125%, due 12/29/49	2,761,916
	1,280,000	@@, C	Bank of Ireland, 3.063%, due 12/29/49	870,400
	570,000	@@, C, L	Bank of Scotland, 3.063%, due 12/31/49	349,125
	231,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	231,293
	730,000	@@, C	Barclays Bank PLC, 3.125%, due 08/29/49	470,571
	1,500,000	@@, C	Barclays Bank PLC, 4.000%, due 12/31/49	982,500
	1,304,000	@@, #, C	Barclays Bank PLC, 5.926%, due 09/29/49	1,113,473
	3,988,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	3,915,933
	565,000	@@, C	Barclays O/S Inv, 3.189%, due 04/11/49	354,933
	2,300,000	@@, C, L	BNP Paribas, 2.708%, due 09/29/49	1,736,820
	1,100,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	1,001,942
	690,000	@@, C	Den Norske Bank ASA, 2.938%, due 11/29/49	460,920
	2,697,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,255,768
	1,779,000		Fifth Third Bancorp., 8.250%, due 03/01/38	1,444,594
	2,424,000		First Tennessee Bank NA, 2.779%, due 05/18/09	2,322,240
	1,331,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	1,174,997
	3,370,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 3.063%, due 07/29/49	2,274,750
	3,770,000	@@, C	HSBC Bank PLC, 3.288%, due 06/29/49	2,488,200
	2,550,000	@@	HSBC Bank PLC, 3.438%, due 06/29/49	1,695,485
	2,100,000	@@, C, L	Lloyds TSB Bank PLC, 2.813%, due 11/29/49	1,375,500
	2,570,000	@@, C	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	1,683,350
	2,630,000	@@, C, L	Lloyds TSB Bank PLC, 3.500%, due 06/29/49	1,724,964
	1,116,000	@@, #, C	Lloyds TSB Group PLC, 6.267%, due 11/13/49	891,579
	2,690,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	2,695,829
	7,882,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	7,532,347
	340,000	@@, C, L	National Westminster Bank PLC, 3.125%, due 11/29/49	219,045
	590,000	@@, C	National Westminster Bank PLC, 3.250%, due 08/29/49	386,450
	2,000,000	#, C	PNC Preferred Funding Trust I, 8.700%, due 02/19/49	1,993,914
	2,099,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	1,925,071
	1,976,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	1,699,702
	1,803,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	1,568,971
	4,650,000	@@, C, L	Royal Bank of Scotland Group PLC, 3.375%, due 12/29/49	2,952,750
	1,190,000	@@, C	Societe Generale, 3.003%, due 11/29/49	882,051
	5,520,000	@@, C, L	Standard Chartered PLC, 3.063%, due 11/29/49	3,477,600
	1,060,000	@@, C, L	Standard Chartered PLC, 3.463%, due 12/29/49	683,700
	3,470,000	@@, C, L	Standard Chartered PLC, 3.875%, due 07/29/49	2,186,100
	560,000	@@, C	Standard Chartered PLC, 3.963%, due 01/29/49	372,400
	600,000	@@, #, C	Standard Chartered PLC, 6.409%, due 12/31/49	482,227
	500,000	@@, #, C	Standard Chartered PLC, 7.014%, due 07/30/49	431,840
	1,358,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	1,380,475
	2,900,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	2,918,734
	1,325,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	964,632
	400,000	@@	UBS AG, 5.875%, due 12/20/17	389,795
	1,199,000	C	USB Capital IX, 6.189%, due 03/29/49	911,778
	1,885,000		Wachovia Bank NA, 6.600%, due 01/15/38	1,647,462
	2,521,000	C	Wachovia Capital Trust III, 5.800%, due 03/15/42	1,715,246
	1,420,000	@@, C	Westpac Banking Corp., 2.806%, due 09/30/49	1,108,307
	1,269,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	1,039,076
				87,342,207
			Beverages: 0.1%
BRL	3,283,000	@@, #	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	1,684,404
				1,684,404
			Chemicals: 0.5%
	$1,743,000	C	PPG Industries, Inc., 7.700%, due 03/15/38	1,904,937
	760,000	Z	Stauffer Chemical, 4.330%, due 04/15/10	704,376
	1,570,000	Z	Stauffer Chemical, 8.070%, due 04/15/17	912,924
	1,280,000	Z	Stauffer Chemical, 8.090%, due 04/15/18	709,773
	2,189,000		Union Carbide Corp., 7.750%, due 10/01/96	1,912,639
				6,144,649
			Computers: 0.3%
	2,071,000	C	Lexmark International, Inc., 5.900%, due 06/01/13	2,040,964
	1,823,000	C	Lexmark International, Inc., 6.650%, due 06/01/18	1,793,637
				3,834,601

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Diversified Financial Services: 8.1%
	$7,208,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	$6,514,612
	527,000	@@, #, C, S, I	Alpine III, 3.270%, due 08/16/14	528,430
	527,000	@@, #, I	Alpine III, 3.670%, due 08/16/14	528,729
	789,000	@@, #, I	Alpine III, 5.470%, due 08/16/14	794,665
	1,348,000	@@, #, I	Alpine III, 8.720%, due 08/16/14	1,377,889
	1,984,000		American Express Co., 7.000%, due 03/19/18	2,011,869
	1,403,000		American Express Co., 8.150%, due 03/19/38	1,564,022
	1,700,000		American General Finance Corp., 6.900%, due 12/15/17	1,484,112
	7,897,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	7,739,060
	1,374,000	@@, C	BNP Paribas, 2.938%, due 12/31/49	958,368
	3,876,000		CIT Group, Inc., 2.906%, due 03/12/10	3,367,643
	2,500,000		CIT Group, Inc., 2.935%, due 02/13/12	1,993,160
	3,104,000		Citigroup, Inc., 6.125%, due 05/15/18	2,975,814
	2,612,000	C	Citigroup, Inc., 8.300%, due 12/21/57	2,473,091
	7,346,000	C	Citigroup, Inc., 8.400%, due 04/29/49	6,992,364
	2,531,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	2,600,438
	2,261,000		Countrywide Financial Corp., 5.800%, due 06/07/12	2,140,301
	2,130,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	2,209,519
	1,310,000	@@, C	Financiere CSFB NV, 2.938%, due 03/29/49	858,050
	1,512,000		Ford Motor Credit Co., 5.538%, due 01/13/12	1,075,513
	3,019,000		Ford Motor Credit Co., 7.241%, due 04/15/12	2,830,059
	3,279,000		Ford Motor Credit Co., 8.000%, due 12/15/16	2,386,335
	2,387,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	2,311,540
	2,892,000		General Electric Capital Corp., 5.875%, due 01/14/38	2,629,603
	2,271,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	1,580,434
	78,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	71,565
	1,817,000	#, C	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	1,798,458
	1,963,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	1,894,625
	4,545,000		International Lease Finance Corp., 6.625%, due 11/15/13	4,088,091
	2,624,000		John Deere Capital Corp., 4.950%, due 12/17/12	2,638,209
	3,815,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	3,587,740
	2,661,000	C	Lehman Brothers Holdings Capital Trust VIII, 3.479%, due 05/29/49	1,887,288
	2,593,000	C	Lehman Brothers Holdings, Inc., 6.000%, due 05/03/32	1,987,423
	4,138,000	C	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	3,849,139
	9,221,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	5,644,077
	3,178,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	3,105,999
DKK	28	@@, I	Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	6
	$2,433,958	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	2,474,849
	4,069,386	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	3,601,406
	2,964,645	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	2,623,711
	312,896	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	320,356
	3,792,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	3,597,470
	13,479,689	#, Z	Toll Road Investors Partnership II LP, 24.010%, due 02/15/45	1,358,618
	1,200,000	#, C	Twin Reefs Pass-through Trust, 3.459%, due 12/10/49	44,100
	2,835,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	2,838,484
	1,085,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	1,069,996
				110,407,230
			Electric: 1.5%
	5,312,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	5,298,720
	1,692,000	C	DTE Energy Co., 7.050%, due 06/01/11	1,754,149
	1,296,000	C	FPL Group Capital, Inc., 6.350%, due 10/01/66	1,132,799
	418,000	C	FPL Group Capital, Inc., 6.650%, due 06/15/67	370,114
	593,435	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	619,405
	2,475,000	C	Nevada Power Co., 5.950%, due 03/15/16	2,467,857
	1,375,000	C	Nevada Power Co., 6.750%, due 07/01/37	1,350,603
	127,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	126,792
	3,977,000	C	NorthWestern Corp., 5.875%, due 11/01/14	3,919,369
	1,949,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	2,005,461
	1,764,000	#	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	1,679,790
				20,725,059
			Energy - Alternate Sources: 0.5%
	1,800,000		Greater Ohio Ethanol, LLC, 6.363%, due 12/31/13	1,721,250
	2,200,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	2,037,750
	1,195,000	#	White Pine Hydro Portfolio, LLC, 6.960%, due 07/10/37	1,135,539
	1,653,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	1,597,844
				6,492,383
			Food: 0.2%
	2,513,000		Kraft Foods, Inc., 6.125%, due 02/01/18	2,447,192
	503,000		Kraft Foods, Inc., 6.875%, due 02/01/38	490,535
	197,000		Kraft Foods, Inc., 7.000%, due 08/11/37	195,648
				3,133,375
			Forest Products & Paper: 0.6%
	1,335,000	@@	Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	500,625
	3,499,000	@@, C	Abitibi-Consolidated, Inc., 8.500%, due 08/01/29	1,312,125
	2,406,000	@@, C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	914,280
	2,966,000	C	International Paper Co., 7.950%, due 06/15/18	2,954,498
	2,119,000	C	International Paper Co., 8.700%, due 06/15/38	2,140,135
				7,821,663
			Gas: 0.4%
	6,691,000	C	Southern Union Co., 7.200%, due 11/01/66	5,432,630
				5,432,630
			Healthcare - Services: 0.2%
	3,068,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	2,912,146
				2,912,146

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Home Builders: 0.1%
$2,464,000	C	Beazer Homes USA, Inc., 8.125%, due 06/15/16	$1,884,960
			1,884,960
		Insurance: 1.5%
4,313,000	@@, C	Aegon NV, 4.634%, due 12/31/49	2,587,800
3,058,000		American International Group, Inc., 5.850%, due 01/16/18	2,870,000
2,544,000	#, C	American International Group, Inc., 8.175%, due 05/15/58	2,400,577
2,207,000	#, C	Metlife Capital Trust IV, 7.875%, due 12/15/37	2,168,927
817,000	#, C	North Front Pass-through Trust, 5.810%, due 12/15/24	761,053
4,462,000	C	Progressive Corp., 6.700%, due 06/15/37	3,918,908
1,596,000		Prudential Financial, Inc., 6.000%, due 12/01/17	1,581,194
1,712,000		Prudential Financial, Inc., 6.625%, due 12/01/37	1,621,089
5,984,000	@@, ±, C	Security Capital Assurance Ltd., 6.880%, due 06/30/49	29,920
3,238,000	@@, #, C	White Mountains Re Group Ltd., 7.506%, due 05/29/49	2,469,946
867,000	@@, C	XL Capital, Ltd., 6.500%, due 12/15/49	586,097
			20,995,511
		Iron/Steel: 0.1%
890,000	@@, #, C	ArcelorMittal, 6.125%, due 06/01/18	871,349
			871,349
		Media: 0.8%
3,649,000	#, C	COX Communications, Inc., 6.250%, due 06/01/18	3,568,605
1,096,000	#, C	COX Communications, Inc., 6.950%, due 06/01/38	1,074,980
1,651,000	C	News America, Inc., 6.650%, due 11/15/37	1,617,207
1,261,000	@@, C	Thomson Reuters Corp., 5.950%, due 07/15/13	1,267,431
2,100,000	@@, C	Thomson Reuters Corp., 6.500%, due 07/15/18	2,096,415
1,455,000	C	Time Warner Cable, Inc., 7.300%, due 07/01/38	1,450,423
			11,075,061
		Miscellaneous Manufacturing: 0.4%
3,485,000		General Electric Co., 5.250%, due 12/06/17	3,356,362
2,590,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	2,556,133
			5,912,495
		Multi-National: 0.1%
1,449,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	1,374,481
			1,374,481
		Oil & Gas: 0.2%
1,295,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	1,226,563
818,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	851,325
			2,077,888
		Pipelines: 0.3%
906,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	942,240
1,684,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	1,597,826
1,262,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	1,266,733
			3,806,799
		Real Estate: 1.0%
1,146,000	C	iStar Financial, Inc., 5.150%, due 03/01/12	946,201
348,000	C	iStar Financial, Inc., 5.500%, due 06/15/12	285,600
930,000	C	iStar Financial, Inc., 5.850%, due 03/15/17	737,038
1,888,000	C	iStar Financial, Inc., 8.625%, due 06/01/13	1,729,187
480,000	C	Liberty Property LP, 6.375%, due 08/15/12	470,636
1,719,000	C	Liberty Property LP, 7.750%, due 04/15/09	1,745,665
423,000	C	Rouse Co., 7.200%, due 09/15/12	390,115
6,041,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	5,473,315
1,665,000	C	Simon Property Group L.P., 5.300%, due 05/30/13	1,639,820
			13,417,577
		Retail: 0.6%
2,111,554	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	1,966,231
1,766,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	1,698,330
2,866,000	C	Darden Restaurants, Inc., 6.200%, due 10/15/17	2,663,913
1,001,000	C	McDonald’s Corp., 5.800%, due 10/15/17	1,023,605
854,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	817,613
			8,169,692
		Savings & Loans: 0.1%
100,000	#, C	Washington Mutual IV, 9.750%, due 10/29/49	78,861
1,200,000	#, C	Washington Mutual Preferred Funding Delaware, 6.534%, due 03/15/11	533,740
			612,601
		Software: 0.1%
1,244,000	C	Oracle Corp., 6.500%, due 04/15/38	1,251,183
			1,251,183
		Telecommunications: 0.5%
4,026,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	3,778,796
412,000	C	Embarq Corp., 7.995%, due 06/01/36	390,791
3,844,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	3,208,106
			7,377,693
		Transportation: 0.3%
2,089,000	C	CSX Corp., 6.250%, due 04/01/15	2,098,948
2,562,000	C	CSX Corp., 7.450%, due 04/01/38	2,575,307
			4,674,255
		Water: 0.1%
830,000	C	American Water Capital Corp., 6.085%, due 10/15/17	797,523
700,000	C	American Water Capital Corp., 6.593%, due 10/15/37	647,924
			1,445,447
		Total Corporate Bonds/Notes
		(Cost $388,139,533)	353,236,205

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.8%
		Federal Home Loan Mortgage Corporation: 12.6%
$289,956	C, S	2.808%, due 02/15/32	$288,243
6,921,060	C, S	2.808%, due 05/15/33	6,731,500
659,195	C, S	3.108%, due 04/15/32	657,783
4,863,000	C	3.600%, due 05/20/11	4,860,598
4,115,000	L	3.750%, due 06/28/13	4,044,148
1,259,811	C, S	4.500%, due 12/15/16	1,263,789
3,488,000	C, S	4.500%, due 02/15/20	3,317,462
4,518,560	C, S	5.000%, due 08/15/16	4,555,348
4,151,000	C, S	5.000%, due 12/15/17	4,191,728
1,346,000	C, S	5.000%, due 05/15/20	1,331,542
2,376,508	C, S	5.000%, due 08/15/21	2,406,714
3,588,000	C, S	5.000%, due 04/15/23	3,497,456
2,600,000	C, S	5.000%, due 09/15/31	2,500,529
987,000	C, S	5.000%, due 02/15/32	955,867
4,253,000	C, S	5.000%, due 03/15/32	4,098,391
4,408,000	C, S	5.000%, due 04/15/32	4,350,512
3,089,000	C, S	5.000%, due 08/15/32	3,021,633
3,995,000	C, S	5.000%, due 12/15/32	3,908,428
2,469,403	C, S	5.000%, due 02/15/35	2,437,100
531,705	S	5.015%, due 04/01/35	531,802
3,384,000	C	5.250%, due 03/15/12	3,396,974
9,716,048	C, S	5.500%, due 08/15/20	9,527,317
1,734,000	C, S	5.500%, due 12/15/20	1,716,079
6,362,000	C, S	5.500%, due 11/15/22	6,420,754
4,800,000	C, S	5.500%, due 07/15/32	4,821,169
3,957,000	C, S	5.500%, due 09/15/32	3,960,768
1,039,000	C, S	5.500%, due 10/15/32	1,029,971
925,000	C, S	5.500%, due 11/15/32	916,255
3,031,000	C, S	5.500%, due 07/15/33	3,058,138
1,910,000	C, S	5.500%, due 08/15/33	1,921,029
28,027,000	W	5.500%, due 07/15/34	27,610,967
33,290	S	6.000%, due 12/01/28	33,950
43,053	S	6.000%, due 01/01/29	43,906
6,549,791	C, S	6.000%, due 01/15/29	6,720,432
26,124,000		6.000%, due 04/15/38	26,389,315
50,652	S	6.500%, due 01/01/24	52,812
14,090,000		6.500%, due 07/15/34	14,523,704
74,522	S	7.000%, due 11/01/31	78,719
24,823	S	7.000%, due 03/01/32	26,221
7,448	S	7.500%, due 11/01/28	8,070
			171,207,123
		Federal National Mortgage Association: 4.1%
153,883	S	2.833%, due 08/25/33	151,536
290,065	S	2.881%, due 04/18/28	289,225
355,799	S	2.933%, due 10/25/33	352,071
317,667	C, S	3.033%, due 01/25/32	316,269
3,690,000	C	3.125%, due 06/04/10	3,665,446
5,622,000		3.875%, due 07/12/13	5,552,625
2,553,354	S	5.000%, due 02/25/29	2,572,309
1,471,000	S	5.000%, due 10/25/33	1,430,723
3,345,582	S	5.000%, due 08/01/35	3,218,619
844,215	S	5.000%, due 10/01/35	812,178
1,050,988	S	5.027%, due 07/01/35	1,049,641
2,304,384	S, ^	5.203%, due 02/17/29	351,793
713,481	S	5.229%, due 08/01/35	711,611
196,184	S	5.500%, due 02/01/18	197,745
2,632,000	S	5.500%, due 05/25/30	2,615,370
4,429,747	S	5.500%, due 01/25/36	4,311,205
4,483,268	S	5.500%, due 12/25/36	4,318,350
4,376,086	S	5.500%, due 02/25/37	4,375,939
281,525	S	5.500%, due 06/01/37	277,897
1,806	S	6.000%, due 10/01/08	1,811
230,562	S	6.000%, due 08/01/16	237,255
3,469	S	6.000%, due 12/01/16	3,569
132,257	S	6.000%, due 03/01/17	136,097
15,511	S	6.000%, due 07/01/17	15,957
1,154,475	S	6.000%, due 09/01/17	1,187,630
79,754	S	6.000%, due 11/01/17	82,069
23,948	S	6.000%, due 10/01/18	24,606
3,180,689	S	6.000%, due 07/25/29	3,272,889
1,943,553	S	6.000%, due 04/25/31	2,015,579
6,623,000	W	6.000%, due 07/14/37	6,681,984
2,688,081	S	6.000%, due 01/01/38	2,715,172
41,263	S	6.500%, due 01/01/23	43,044
18,578	S	6.500%, due 02/01/28	19,335
31,488	S	6.500%, due 07/01/29	32,752
1,826	S	6.500%, due 06/01/31	1,898
287,469	S	6.500%, due 07/01/31	299,187
9,901	S	6.500%, due 09/01/31	10,286
182,990	S	6.500%, due 11/01/31	190,106
93,490	S	6.500%, due 04/01/32	97,068
52,275	S	6.500%, due 08/01/32	54,275
21,995	S	6.500%, due 11/01/32	22,836

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
$94,540	S	6.500%, due 01/01/33	$98,157
77,645	S	6.500%, due 02/01/33	80,518
35,000	W	6.500%, due 07/15/33	36,034
428,067	S	6.500%, due 12/01/33	443,910
56,338	S	6.500%, due 04/01/37	58,076
133,892	S	6.500%, due 05/01/37	138,024
63,010	S	7.000%, due 12/01/27	66,919
58,415	S	7.000%, due 01/01/30	61,316
236,363	S	7.000%, due 06/01/31	250,108
25,783	S	7.000%, due 10/01/31	27,256
13,438	S	7.000%, due 03/01/32	14,206
8,679	S	7.500%, due 10/01/30	9,355
25,930	S	7.500%, due 09/01/31	27,924
78,061	S	7.500%, due 02/01/32	84,277
277,768	C, S	7.500%, due 12/25/41	295,839
604,774	C, S	7.500%, due 01/25/48	621,588
			56,029,464
		Government National Mortgage Association: 5.1%
672,432	C, S, ^	5.779%, due 06/16/31	73,867
33,666,000		6.000%, due 07/15/33	34,176,242
5,671	S	6.375%, due 04/20/28	5,776
5,688	S	6.500%, due 02/15/26	5,914
5,794	S	6.500%, due 01/15/29	6,021
16,153	S	6.500%, due 02/15/29	16,784
1,185	S	6.500%, due 03/15/31	1,231
17,454	S	6.500%, due 08/15/31	18,131
62,796	S	6.500%, due 10/15/31	65,232
14,774	S	6.500%, due 11/15/31	15,347
32,413	S	6.500%, due 01/15/32	33,659
13,106	S	6.500%, due 07/15/32	13,610
59,652	S	6.500%, due 09/15/32	61,946
33,122,000	W	6.500%, due 07/15/38	34,213,999
40,858	S	7.000%, due 04/15/26	43,629
7,327	S	7.000%, due 01/15/28	7,815
39,749	S	7.000%, due 02/15/28	42,397
19,663	S	7.000%, due 05/15/32	20,935
47,437	S	7.500%, due 12/15/22	51,038
21,883	S	7.500%, due 12/15/23	23,542
5,448	S	7.500%, due 10/15/26	5,870
9,141	S	7.500%, due 07/15/29	9,839
127	S	7.500%, due 11/15/30	137
19,732	S	7.500%, due 12/15/30	21,230
23,379	S	7.500%, due 12/15/31	25,153
47,130	S	7.500%, due 05/15/32	50,632
			69,009,976
		Total U.S. Government Agency Obligations
		(Cost $296,406,674)	296,246,563
U.S. TREASURY OBLIGATIONS: 19.3%
		U.S. Treasury Bonds: 7.7%
76,700,000	L	3.875%, due 05/15/18	76,082,872
27,579,000	L	5.000%, due 05/15/37	29,647,453
			105,730,325
		U.S. Treasury Notes: 8.0%
19,457,000	L	2.625%, due 05/31/10	19,475,251
88,913,000	S	3.375%, due 06/30/13	89,100,606
			108,575,857
		Treasury Inflation Indexed Protected Securities(ip): 3.6%
13,800,293	L	0.875%, due 04/15/10	14,042,889
7,233,383	L	1.750%, due 01/15/28	6,884,148
26,375,206	L	2.000%, due 04/15/12	27,834,098
			48,761,135
		Total U.S. Treasury Obligations
		(Cost $261,585,223)	263,067,317
ASSET-BACKED SECURITIES: 2.4%
		Credit Card Asset-Backed Securities: 0.1%
1,685,000	C, S	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	1,664,465
			1,664,465
		Home Equity Asset-Backed Securities: 0.9%
336,819	C, S	Freddie Mac Structured Pass-through Securities, 2.733%, due 05/25/31	271,139
83,584	C, S	Freddie Mac Structured Pass-through Securities, 2.783%, due 01/25/32	78,684
352,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	119,462
4,851,000	C, S	GSAA Trust, 5.242%, due 06/25/34	4,771,111
1,384,000	#, C, S	Irwin Home Equity, 5.960%, due 08/25/37	895,491
40,848	C, S	Merrill Lynch Mortgage Investors, Inc., 2.843%, due 07/25/34	35,821
1,147,887	C, S	Morgan Stanley Capital I, 3.683%, due 06/25/33	976,443
3,905,000	C, S	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	2,692,715
132,195	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	131,158
90,091	C, S	Residential Asset Securities Corp., 3.083%, due 06/25/32	68,087
1,411,000	C, S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	1,112,255
662,576	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	646,278
			11,798,644

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities: 1.4%
$30,018	C, S	Amortizing Residential Collateral Trust, 2.733%, due 05/25/32	$22,190
195,000	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	189,851
112,000	S	CenterPoint Energy Transition Bond Co., LLC, 5.234%, due 02/01/23	107,471
233,890	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.783%, due 07/25/33	213,400
66,726	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	65,838
2,771,329	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	2,736,242
2,726,128	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	2,647,858
1,456,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	1,172,763
1,188,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	765,147
1,277,544	C, S	Equity One, Inc., 5.050%, due 09/25/33	1,152,338
403,836	C, S	Fannie Mae, 2.623%, due 04/25/35	393,730
5,168,000	#, C, S	Grand Horn Ltd., 3.310%, due 01/12/22	4,793,320
2,720,000	#, C, S, I	Hudson Mezzanine Funding, 3.206%, due 06/12/42	6,800
1,094,499	C, S	Lehman XS Trust, 2.763%, due 08/25/35	813,951
739,815	@@, #, C, S	Liberty Square CDO Ltd., 3.181%, due 04/15/13	704,674
744,195	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	708,102
147,281	C, S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	144,707
408,359	C, S	Residential Asset Mortgage Products, Inc., 2.753%, due 07/25/35	402,263
6,232	C, S	Residential Asset Mortgage Products, Inc., 3.103%, due 06/25/33	4,973
1,233,933	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	1,094,989
1,375,000	@@, #, C, S	TCW Select Loan Fund Ltd., Inc., 3.490%, due 10/10/13	1,292,500
			19,433,107
		Total Asset-Backed Securities
		(Cost $39,199,908)	32,896,216
COLLATERALIZED MORTGAGE OBLIGATIONS: 24.8%
314,647	C, S	ABN Amro Mortgage Corp., 2.983%, due 03/25/18	313,633
525,869	C, S	American Home Mortgage Assets, 4.318%, due 02/25/47	320,696
3,916,739	C, S	American Home Mortgage Assets, 4.448%, due 11/25/46	2,895,311
2,240,030	C	American Home Mortgage Assets, 4.528%, due 09/25/46	1,285,500
4,724,739	C, S	American Home Mortgage Investment Trust, 2.773%, due 11/25/45	3,577,693
2,901,812	#	Astoria Depositor Corp., 7.902%, due 05/01/21	2,872,794
4,625,715	C, S	Banc of America Alternative Loan Trust, 6.280%, due 11/25/21	4,244,299
3,304,544	C, S	Banc of America Alternative Loan Trust, 6.479%, due 04/25/37	3,010,222
58,531,134	C, S, ^	Banc of America Commercial Mortgage, Inc., 0.465%, due 01/15/49	1,022,463
323,000	C, S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	320,826
110,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	106,721
1,671,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	1,628,854
37,346	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	37,176
1,158,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	1,149,659
1,720,430	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,717,191
104,981	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	104,878
2,300,000	C, S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	2,245,972
1,470,000	C, S	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	1,122,716
290,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	298,158
4,313,467	C, S	Banc of America Funding Corp., 2.692%, due 06/20/47	3,100,958
5,146,383	C, S	Banc of America Funding Corp., 5.258%, due 09/20/35	4,869,535
8,291,632	C, S	Banc of America Funding Corp., 5.651%, due 06/20/37	7,847,662
2,379,252	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	2,225,053
1,453,351	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	1,305,932
2,409,178	C, S	Banc of America Mortgage Securities, Inc., 5.173%, due 09/25/35	2,263,408
919,559	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	886,781
828,482	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	770,603
1,466,573	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	1,451,284
846,395	C, S	Bear Stearns Alternative-A Trust, 2.803%, due 07/25/34	722,319
365,620	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	363,106
696,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	680,451
149,500	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	150,078
2,537,000	#, C, S	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	1,976,758
286,172	C, S	Capco America Securitization Corp., 6.260%, due 10/15/30	286,680
456,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	457,770
1,796,104	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	1,837,318
4,903,717	C, S	Chase Mortgage Finance Corp., 5.409%, due 12/25/35	4,523,086
2,879,922	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	2,835,565
4,220,172	C, S	Chaseflex Trust, 6.500%, due 02/25/37	3,312,784
235,836	C, S	Citicorp Mortgage Securities, Inc., 2.933%, due 03/25/33	220,548
1,339,990	C, S	Citigroup Mortgage Loan Trust, Inc., 5.747%, due 08/25/47	1,275,961
3,243,352	C, S	Citigroup Mortgage Loan Trust, Inc., 5.937%, due 06/25/36	2,930,775
5,343,611	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	5,102,627
9,573,133	C, S	Citigroup Mortgage Loan Trust, Inc., 6.058%, due 08/25/36	8,675,082
1,098,043	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	1,060,359
1,093,000	C, S	Commercial Mortgage Pass-through Certificates, 3.600%, due 03/10/39	1,088,435
103,343	C, S	Countrywide Alternative Loan Trust, 2.783%, due 02/25/35	96,470
54,311	C, S	Countrywide Alternative Loan Trust, 2.883%, due 02/25/33	49,678
539,031	C, S	Countrywide Alternative Loan Trust, 3.033%, due 04/25/33	500,691
505,966	C, S	Countrywide Alternative Loan Trust, 3.183%, due 09/25/36	493,338
2,631,542	C, S	Countrywide Alternative Loan Trust, 4.408%, due 11/25/46	1,496,690
6,803,487	C, S	Countrywide Alternative Loan Trust, 5.407%, due 10/25/35	5,409,573
2,765,655	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,505,581
450,482	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 2.983%, due 04/25/18	451,625
1,726,286	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	1,517,137
418,590	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 07/25/37	408,210
443,020	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	426,351
395,445	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	383,147
975,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	950,048

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$45,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.842%, due 04/15/62	$47,223
7,289,938	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	6,570,692
1,523,741	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,552,130
4,756,130	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	4,244,247
474,179	C, S	First Horizon Asset Securities, Inc., 5.396%, due 10/25/35	461,105
1,731,171	C, S	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	1,705,204
923,000	C, S	First Horizon Asset Securities, Inc., 5.750%, due 02/25/36	886,081
55,614,267	C, S, ^	GE Capital Commercial Mortgage Corp., 0.505%, due 06/10/48	732,240
499,446	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	497,973
698,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	690,788
483,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	475,580
287,274	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	290,022
1,534,914	C, S	GMAC Mortgage Corp. Loan Trust, 4.582%, due 10/19/33	1,424,019
3,456,088	C, S	GMAC Mortgage Corp. Loan Trust, 5.251%, due 03/18/35	3,253,863
1,815,260	C, S	GMAC Mortgage Corp. Loan Trust, 5.462%, due 11/19/35	1,706,838
81,352	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	80,436
46,185,501	#, C, S, ^	Greenwich Capital Commercial Funding Corp., 0.323%, due 03/10/39	834,503
2,544,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	2,540,405
1,393,000	C, S	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	1,011,894
705,000	C, S	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	505,123
564,000	C, S	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	370,905
2,821,000	C, S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	2,706,003
1,949,000	C, S	GS Mortgage Securities Corp. II, 5.627%, due 04/10/38	1,437,403
561,102	#, C, S	GSMPS Mortgage Loan Trust, 2.833%, due 01/25/35	507,968
537,074	C, S	GSR Mortgage Loan Trust, 2.983%, due 06/25/35	525,743
1,312,860	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	1,247,988
2,786,326	C, S	GSR Mortgage Loan Trust, 6.500%, due 10/25/36	2,803,232
575,524	C, S	Harborview Mortgage Loan Trust, 2.833%, due 01/19/35	499,445
318,428	C, S	Homebanc Mortgage Trust, 3.343%, due 08/25/29	302,076
237,372	C, S	JPMorgan Alternative Loan Trust, 5.505%, due 01/25/36	206,289
158,147,036	C, S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.040%, due 01/12/43	172,791
262,158	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	258,911
1,755,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	1,738,778
918,212	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	895,967
843,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	822,313
433,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	353,759
1,306,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	1,250,735
866,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	673,133
167,830	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	169,499
1,388,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.051%, due 04/15/45	1,396,849
10,016,998	C, S	JPMorgan Mortgage Trust, 5.403%, due 11/25/35	9,578,345
11,946,778	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.676%, due 02/15/40	315,108
911,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	902,734
2,564,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	2,545,907
225,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	222,887
695,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	675,087
1,207,533	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	1,207,753
1,091,320	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	1,089,422
526,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	449,374
520,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	519,140
1,010,000	C, S	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	990,217
1,529,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	1,526,218
2,116,000	C, S	LB-UBS Commercial Mortgage Trust, 5.347%, due 11/15/38	1,998,843
2,747,000	C, S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	2,612,039
1,845,000	C, S	LB-UBS Commercial Mortgage Trust, 5.456%, due 04/15/40	1,490,380
1,014,000	C, S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	698,814
721,000	C, S	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	517,460
1,442,000	C, S	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	1,006,452
2,865,000	C, S	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	2,817,332
6,629,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	6,809,846
4,668,351	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	4,845,475
1,637,719	C, S	Luminent Mortgage Trust, 2.683%, due 10/25/46	1,178,095
1,618,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	1,418,646
19,524	C, S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	18,741
262,998	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	266,177
674,645	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	638,991
1,299,219	C, S	MASTR Reperforming Loan Trust, 2.843%, due 07/25/35	1,086,596
37,067,278	#, C, S, ^	Merrill Lynch Mortgage Trust, 0.177%, due 11/12/35	164,115
44,113,900	S, ^	Merrill Lynch Mortgage Trust, 0.215%, due 10/12/41	719,057
981,000	C, S	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	962,722
8,187,760	C, S, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.732%, due 08/12/48	253,066
625,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	444,896
696,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	481,686
835,929	C, S	MLCC Mortgage Investors, Inc., 2.713%, due 04/25/29	765,817
523,241	C, S	MLCC Mortgage Investors, Inc., 2.803%, due 10/25/28	509,329
282,142	C, S	MLCC Mortgage Investors, Inc., 2.803%, due 01/25/29	259,768
3,910,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	3,841,483
95,874	C, S	Morgan Stanley Capital I, 7.020%, due 03/15/32	96,731
416,164	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	401,144
1,621,000	C, S	New York Mortgage Trust, Inc., 5.647%, due 05/25/36	1,544,592
1,038,000	C, S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,076,574
216,149	C, S	Prime Mortgage Trust, 2.983%, due 02/25/35	139,110
1,993,881	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	1,951,620
5,042,373	C, S	RAAC Series, 5.250%, due 09/25/34	4,795,781
6,600,766	C, S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	4,466,690

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$432,729		C, S	Residential Funding Mortgage Sec I, 2.883%, due 11/25/17	$429,512
	380,400	C, S	Salomon Brothers Mortgage Securities VII, 7.520%, due 12/18/09	390,981
	380,535	C, S	Sequoia Mortgage Trust, 2.752%, due 01/20/35	362,527
	532,326	C, S	Structured Adjustable Rate Mortgage Loan Trust, 2.793%, due 07/25/35	413,616
	814,720	C, S	Structured Asset Mortgage Investments, Inc., 2.723%, due 04/19/35	762,834
	2,795,759	C, S	Structured Asset Mortgage Investments, Inc., 6.137%, due 12/27/35	2,408,160
	573,238	C, S	Thornburg Mortgage Securities Trust, 2.833%, due 12/25/33	571,497
	1,883,143	C, S	Thornburg Mortgage Securities Trust, 2.853%, due 09/25/44	1,806,937
	200,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	200,104
	5,511,000	#, C, S	Wachovia Bank Commercial Mortgage Trust, 5.384%, due 10/15/44	4,380,280
	728,850	C, S	WaMu Mortgage Pass-Through Certificates, 5.636%, due 12/25/36	635,130
	430,697	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.793%, due 01/25/45	333,935
	443,185	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.803%, due 08/25/45	353,341
	493,246	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.858%, due 06/25/44	459,181
	908,786	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.883%, due 08/25/45	701,887
	646,520	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.983%, due 01/25/18	645,287
	2,028,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.796%, due 06/25/34	1,988,242
	461,062	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.228%, due 02/25/47	348,669
	1,623,767	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.228%, due 03/25/47	1,114,037
	7,866,433	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.268%, due 01/25/47	5,963,823
	4,420,788	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.278%, due 06/25/47	3,174,650
	328,001	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.288%, due 04/25/47	212,774
	475,602	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.298%, due 04/25/47	359,246
	9,085,342	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.298%, due 05/25/47	6,531,897
	2,445,953	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.338%, due 07/25/47	1,492,353
	2,187,289	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.368%, due 11/25/46	1,490,988
	2,668,499	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.488%, due 09/25/46	1,886,967
	141,141	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.498%, due 06/25/46	90,330
	5,920,493	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.518%, due 06/25/46	4,558,780
	885,191	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.774%, due 07/25/46	627,176
	744,790	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.780%, due 10/25/46	558,592
	97,585	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	93,998
	766,676	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.028%, due 11/25/46	383,338
	3,793,642	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.494%, due 01/25/37	3,473,104
	6,209,623	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.673%, due 06/25/37	5,595,673
	8,025,824	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.698%, due 06/25/37	7,450,973
	449,283	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.818%, due 06/25/37	410,047
	2,989,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.819%, due 10/25/36	2,849,355
	5,142,596	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.874%, due 07/25/37	4,863,180
	2,853,157	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.878%, due 07/25/37	2,567,649
	1,576,473	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.911%, due 07/25/37	1,430,068
	1,572,608	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,514,169
	1,816,214	C, S	Wells Fargo Alternative Loan Trust, 6.000%, due 06/25/37	1,508,321
	928,241	C, S	Wells Fargo Alternative Loan Trust, 6.250%, due 11/25/37	887,942
	3,550,448	C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 12/28/37	3,190,433
	3,298,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.498%, due 06/25/35	3,216,566
	2,160,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	2,098,077
	3,691,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.789%, due 07/25/34	3,530,367
	1,762,858	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.886%, due 08/25/34	1,669,336
	4,281,025	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	3,940,859
	6,018,183	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	5,655,672
	3,550,213	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.634%, due 12/25/36	3,321,803
	3,385,268	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.935%, due 11/25/36	3,107,967
	2,987,902	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.938%, due 10/25/36	2,753,607
	4,434,386	C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	4,276,158
			Total Collateralized Mortgage Obligations
			(Cost $373,258,472)	338,377,027
MUNICIPAL BONDS: 1.1%
			California: 0.2%
	2,703,000	C	City of San Diego, 7.125%, due 06/01/32	2,471,083
				2,471,083
			Florida: 0.1%
	1,470,000	C	Florida State Board of Education, 4.750%, due 06/01/35	1,386,857
				1,386,857
			Lousiana: 0.2%
	2,933,000	C	State of Louisiana, 5.000%, due 10/15/17	3,079,386
				3,079,386
			Michigan: 0.3%
	4,850,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	4,499,248
				4,499,248
			Washington: 0.3%
	3,276,000	C	State of Washington, 5.000%, due 01/01/33	3,313,019
				3,313,019
			Total Municipal Bonds
			(Cost $15,354,157)	14,749,593
OTHER BONDS: 2.2%
			Foreign Government Bonds: 2.2%
JPY	3,084,847,500		Japan Government CPI Linked, 1.200%, due 12/10/17	29,169,204
			Total Other Bonds
			(Cost $29,562,114)	29,169,204

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 1.2%
		Banks: 0.1%
105,400	@@, P	Santander Finance	$1,749,640
			1,749,640
		Diversified Financial Services: 0.6%
76,000	P	Deutsche Bank Capital Trust II	1,501,000
61,000	P	JPMorgan Chase Capital XXVI	1,579,290
133,625	P	Merrill Lynch & Co., Inc.	1,810,619
3,450	#, P	Zurich RegCaPS Funding Trust	3,305,531
			8,196,440
		Insurance: 0.5%
148,632	@@, P	Aegon NV	2,541,607
57,053	@@, P	Aegon NV - Series 1	957,920
135,625	P	Metlife, Inc.	2,902,375
			6,401,902
		Sovereign: 0.0%
27,900	P	Federal National Mortgage Association, Series P	501,642
			501,642
		Total Preferred Stock
		(Cost $21,826,616)	16,849,624
WARRANTS: 0.0%
		Telecommunications: 0.0%
20		American Tower Corp.	11,978
		Total Warrants
		(Cost $1,501)	11,978
		Total Long-Term Investments
		(Cost $1,425,334,198)	1,344,603,727
SHORT-TERM INVESTMENTS: 21.9%
		Mutual Fund: 9.4%
128,300,000	**, S	ING Institutional Prime Money Market Fund	128,300,000
		Total Mutual Fund
		(Cost $128,300,000)	128,300,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$6,849,000	S	Repurchase Agreement dated 06/30/08, 2.350%, due 07/01/08, $6,849,447 to be received upon repurchase (Collateralized by $6,867,800 U.S. Treasury Note, 3.500%, Market Value plus accrued interest $6,986,025, due 12/15/09)		$6,849,000
		Total Repurchase Agreement
		(Cost $6,849,000)		6,849,000
		Securities Lending Collateral(cc): 12.0%
164,105,606		Bank of New York Mellon Corp. Institutional Cash Reserves		164,105,606
		Total Securities Lending Collateral
		(Cost $164,105,606)		164,105,606
		Total Short-Term Investments
		(Cost $299,254,606)		299,254,606
		Total Investments in Securities
		(Cost $1,724,588,804)*	120.6%	$1,643,858,333
		Other Assets and Liabilities - Net	(20.6)	(281,215,545)
		Net Assets	100.0%	$1,362,642,788

	@@	Foreign Issuer
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2008.
	**	Investment in affiliate
	±	Defaulted security
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	BRL	Brazilian Real
	DKK	Danish Krone
	JPY	Japanese Yen
	*	Cost for federal income tax purposes is $1,727,212,712.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$2,704,749
		Gross Unrealized Depreciation	(86,059,128)
		Net Unrealized Depreciation	$(83,354,379)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

At June 30, 2008 the following forward currency contracts were outstanding for the ING Intermediate Bond Fund:

			In		Unrealized
		Settlement	Exchange		Appreciation/
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
Brazil Real
BRL 3,029,000	Sell	7/11/08	1,819,219	1,884,040	$(64,821)
British Pound Sterling
GBP 7,087,000	Sell	8/7/08	13,911,441	14,073,212	(161,771)
Japanese Yen
JPY 2,323,180,100	Sell	7/11/08	22,209,307	21,892,822	316,485
New Zealand Dollars
NZD 26,864,600	Sell	7/11/08	21,077,643	20,433,847	643,796
					$733,689

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

ING Intermediate Bond Fund Open Futures Contracts on June 30, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
90-Day Eurodollar	550	132,935,000	03/16/09	$529,623
90-Day Eurodollar	275	66,323,125	06/15/09	245,482
Australia 10-Year Bond	215	19,935,241	09/15/08	329,087
Canada 10-Year Bond	156	17,971,286	09/19/08	(106,140)
Euro-Bund	126	21,935,038	09/08/08	(258,167)
Euro-Schatz	592	95,374,878	09/08/08	(569,702)
Long Gilt	93	19,337,257	09/26/08	(319,809)
U.S. Treasury 5-Year Note	218	24,100,922	09/30/08	(3,319)
				$(152,945)
Short Contracts
Fed Fund 30-Day	165	(67,373,514)	07/31/08	$(10,726)
Japan 10-Year Bond (TSE)	22	(28,063,286)	09/10/08	(322,968)
Japanese Government Bonds 10-Year Mini	64	(8,151,208)	09/09/08	(44,997)
U.S. Treasury 2-Year Note	90	(19,008,281)	09/30/08	(80,074)
U.S. Treasury Long Bond	235	(27,164,531)	09/19/08	(612,417)
				$(1,071,182)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on June 30, 2008:

							Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Notional		Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000	06/20/13	USD	1,115,000	$(29,532)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000	06/20/13	USD	1,115,000	(28,488)
Lehman Brothers Special Financing Inc.	ABX.HE.AAA.06-1 Index	Buy	(0.180)	07/25/45	USD	3,837,000	97,796
Citibank N.A., New York	ABX.HE.AAA.07-1 Index	Sell	0.090	08/25/37	USD	3,203,000	(527,450)
Lehman Brothers Special Financing Inc.	ABX.HE.AAA.07-1 Index	Sell	0.090	08/25/37	USD	3,837,000	(679,424)
Lehman Brothers Special Financing Inc.	Agrium Inc. 8.250%, 02/15/11	Buy	(0.670)	03/20/13	USD	3,735,000	(2,918)
Barclays Bank PLC, London	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.390)	09/20/12	USD	2,396,000	47,008
Citibank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(1.000)	03/20/13	USD	878,000	(1,560)
Citibank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.570)	12/20/17	USD	5,910,000	213,433
JPMorgan Chase Bank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.430)	09/20/12	USD	1,296,000	23,435
Lehman Brothers Special Financing Inc.	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.400)	09/20/12	USD	2,592,000	49,858
Lehman Brothers Special Financing Inc.	AMBAC Financial Group Inc. 9.375%, 08/01/11	Buy	(5.000)	03/20/13	USD	502,000	119,096
UBS AG	Australia & New Zealand Banking Group Ltd. 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	2,135,000	91,047
UBS AG	Australia & New Zealand Banking Group Ltd. 4.450%, 02/05/16	Buy	(0.510)	09/20/17	USD	1,972,000	129,836
Barclays Bank PLC, London	Bank of America Corp. 6.250%, 04/15/12	Sell	0.900	03/20/13	USD	3,495,000	(25,868)
Lehman Brothers Special Financing Inc.	Bank of America Corp. 6.250%, 04/15/12	Buy	(0.800)	09/20/11	USD	9,484,000	34,678
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.320)	09/20/17	USD	2,744,000	422,322
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	2,781,000	364,151
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.650)	09/20/17	USD	1,294,000	170,314
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	2,135,000	315,614
Lehman Brothers Special Financing Inc.	Belo Corp. 7.750%, 06/01/27	Buy	(3.450)	03/20/13	USD	1,522,000	(28,399)
Merrill Lynch International	Belo Corp. 7.750%, 06/01/27	Buy	(2.050)	12/20/17	USD	2,374,000	123,937
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(0.930)	09/20/12	USD	1,436,000	103,058
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(1.400)	09/20/14	USD	1,438,000	110,240
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)	09/20/17	USD	2,744,000	223,678
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	574,000	35,668
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	1,294,000	80,408
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	29,940,000	(35,084)
UBS AG	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	5,549,940	(190,973)
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	5,653,890	303,858
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index (15-25% Tranche)	Buy	(4.750)	06/20/12	USD	7,594,000	608,364
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (15-25% Tranche)	Sell	7.050	12/20/12	USD	3,797,000	(525,102)
Barclays Bank PLC, London	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	8,879,000	195,919
Barclays Bank PLC, London	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	7,063,000	35,941
Citibank N.A., New York	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	9,681,000	(25,135)
Citibank N.A., New York	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	5,121,000	184,868
Lehman Brothers Special Financing Inc.	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	7,678,000	157,138
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	7,071,000	31,575
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	14,114,000	9,778
UBS AG	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	7,647,000	(19,601)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index	Sell	0.600	12/20/12	USD	12,448,000	(263,617)
Citibank N.A., New York	CDX.NA.IG.9 Index (15-30% Tranche)	Buy	(0.790)	12/20/17	USD	3,010,000	65,991
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index (15-30% Tranche)	Buy	(0.790)	12/20/17	USD	6,863,000	150,464
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.740	12/20/12	USD	4,389,000	88,061
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.780	12/20/12	USD	5,644,000	122,678
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.455	12/20/12	USD	22,877,000	89,758
Citibank N.A., New York	CDX.NA.IG.9 Index (3-7% Tranche)	Buy	(6.300)	12/20/17	USD	802,000	64,992
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index (3-7% Tranche)	Buy	(6.300)	12/20/17	USD	1,830,000	148,298
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	6,271,000	92,857
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	3,238,000	48,513
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	7,505,000	56,375
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	10,006,000	51,001
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	10,006,000	55,454
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	6,395,000	154,980
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	5,103,000	87,968
UBS AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	11,143,000	146,878
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(7.450)	06/20/13	USD	909,000	12,155

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on June 30, 2008 (continued):

							Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Notional		Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(5.650)	06/20/13	USD	2,808,000	$198,973
JPMorgan Chase Bank N.A., New York	Citizens Communications Co. 6.250%, 01/15/13	Buy	(3.800)	03/20/13	USD	5,067,000	(90,365)
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.700)	03/20/13	USD	1,120,000	153,786
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.850)	03/20/13	USD	820,000	108,795
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.900)	03/20/13	USD	1,258,000	164,965
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.900)	03/20/13	USD	1,396,000	183,062
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.800)	03/20/13	USD	704,000	94,491
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(7.050)	06/20/13	USD	1,019,000	134,751
Lehman Brothers Special Financing Inc.	Clear Channel Communications 5.750%, 01/15/13	Buy	(8.080)	03/20/13	USD	2,539,000	240,432
Lehman Brothers Special Financing Inc.	Clear Channel Communications 5.750%, 01/15/13	Buy	(8.450)	03/20/13	USD	254,000	21,151
Morgan Stanley Capital Services Inc.	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.850)	06/20/13	USD	513,000	71,083
UBS AG	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.900)	03/20/13	USD	859,000	112,643
Citibank N.A., New York	CMBX.NA.AAA.1 Index	Buy	(0.100)	10/12/52	USD	2,554,000	7,559
Citibank N.A., New York	CMBX.NA.AAA.4 Index	Buy	(0.350)	02/17/51	USD	2,560,000	43,700
Citibank N.A., New York	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.820	03/20/12	USD	600,000	(12,623)
Merrill Lynch International	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.840	03/20/12	USD	3,000,000	(61,081)
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 4.000%, 03/22/11	Sell	8.700	12/20/12	USD	248,000	59,225
UBS AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.000	12/20/12	USD	248,000	61,992
Citibank N.A., New York	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.500	06/20/13	USD	1,949,000	24,910
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.100	09/20/11	USD	9,484,000	(167,367)
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 6.000%, 01/24/18	Buy	(2.850)	06/20/13	USD	512,000	(13,823)
Credit Suisse International	D.R. Horton Inc. 5.375%, 06/15/12	Buy	(4.250)	03/20/13	USD	1,269,000	13,461
Citibank N.A., New York	Darden Restaurants Inc. 6.000%, 08/15/35	Buy	(1.650)	06/20/13	USD	500,000	(343)
Bear Stearns Credit Products Inc.	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.640)	03/20/18	USD	2,241,000	12,532
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)	12/20/12	USD	632,000	23,815
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.310)	12/20/17	USD	624,000	17,737
Morgan Stanley Capital Services Inc.	Domtar Corp. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	1,287,500	6,311
UBS AG	Domtar Corp. 7.875%, 10/15/11	Sell	2.600	09/20/11	USD	1,288,000	(8,185)
Citibank N.A., New York	DTE Energy Co. 7.050%, 06/01/11	Buy	(0.700)	06/20/11	USD	1,692,000	(2,253)
Citibank N.A., New York	Federal Home Loan Mortgage Corp. 5.500%, 09/15/11	Buy	(0.560)	03/20/13	USD	3,052,000	7,663
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.500%, 09/15/11	Buy	(0.960)	03/20/13	USD	1,251,000	(18,237)
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.875%, 03/21/11	Buy	(2.100)	03/20/13	USD	1,251,000	(27,837)
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.875%, 03/21/11	Buy	(1.050)	06/20/13	USD	5,103,000	120,164
Citibank N.A., New York	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(1.300)	06/20/13	USD	3,135,000	48,624
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(1.470)	03/20/13	USD	2,336,000	15,352
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(2.070)	03/20/13	USD	1,251,000	(76,856)
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.820)	03/20/13	USD	5,470,000	(44,001)
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.560)	03/20/13	USD	3,050,000	9,337
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.840)	03/20/18	USD	5,470,000	(58,433)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.830)	03/20/13	USD	2,448,000	(20,737)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.930)	03/20/13	USD	1,251,000	(15,941)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240	07/20/08	USD	5,827,000	(177)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.740)	07/20/12	USD	1,457,000	13,845
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.800)	07/20/12	USD	2,594,000	18,883
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.420)	03/20/13	USD	5,879,000	(71,243)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.780)	07/20/12	USD	5,987,500	48,022
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.860)	08/20/12	USD	1,676,000	9,915
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.150)	08/20/12	USD	4,104,000	(20,613)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.400	01/20/13	USD	1,524,000	18,565
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.420)	03/20/13	USD	4,144,000	(50,218)
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.350)	12/20/12	USD	2,892,000	152,749
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.900)	12/20/17	USD	1,635,000	87,192
Barclays Bank PLC, London	GAP Inc. 8.800%, 12/15/08	Buy	(1.200)	06/20/13	USD	1,456,000	(18,057)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(1.190)	06/20/13	USD	651,000	(7,785)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(0.850)	06/20/13	USD	645,000	2,005
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.170	03/20/13	USD	10,581,000	(192,475)
Barclays Bank PLC, London	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.100)	06/20/13	USD	4,122,000	45,602
Barclays Bank PLC, London	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.130)	06/20/13	USD	5,888,000	57,487
Citibank N.A., New York	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(0.960)	12/20/12	USD	3,472,000	52,677
Lehman Brothers Special Financing Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)	12/20/12	USD	2,406,000	29,830
Morgan Stanley Capital Services Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)	12/20/12	USD	2,212,000	27,425
UBS AG	Harrah’s Operating Co. Inc. 5.625%, 06/01/15	Buy	(7.450)	03/20/13	USD	1,089,000	204,619
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	2,135,000	100,641

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on June 30, 2008 (continued):

							Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Notional		Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Citibank N.A., New York	International Lease Finance Corp. 4.150%, 01/20/15	Buy	(1.670)	06/20/13	USD	5,121,000	$299,528
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	10,947,508	256,793
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	1,843,791	30,534
Citibank N.A., New York	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.080)	12/20/12	USD	6,450,000	95,666
Lehman Brothers Special Financing Inc.	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.060)	12/20/12	USD	4,095,000	(158,427)
Barclays Bank PLC, London	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(2.450)	06/20/13	USD	717,000	11,620
JPMorgan Chase Bank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(2.500)	06/20/13	USD	2,229,000	31,672
Barclays Bank PLC, London	Lloyds TSB Group PLC 5.875%, 07/08/14	Buy	(0.500)	12/20/17	USD	1,113,000	75,159
Barclays Bank PLC, London	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.850)	03/20/13	USD	700,000	37,367
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	1,363,000	157,122
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.100)	12/20/12	USD	2,455,000	274,557
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.010)	03/20/13	USD	271,000	22,607
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.375)	03/20/13	USD	1,979,000	139,259
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.230)	12/20/12	USD	2,212,000	237,486
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	1,434,000	165,306
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Buy	(1.200)	12/20/12	USD	8,446,000	584,772
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Sell	1.300	12/20/17	USD	5,030,000	(632,577)
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.100)	03/20/13	USD	3,146,000	123,524
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.400)	03/20/13	USD	2,298,000	62,046
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	641,000	1,806
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,311,000	22,323
Goldman Sachs International	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	2,539,000	19,781
JPMorgan Chase Bank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Sell	0.000	09/20/08	USD	6,254,000	207,119
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	641,000	(23,756)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	1,311,000	(1,768)
Goldman Sachs International	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	2,538,000	(106,683)
Barclays Bank PLC, London	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)	09/20/12	USD	5,173,000	325,171
Barclays Bank PLC, London	Morgan Stanley 6.600%, 04/01/12	Buy	(1.040)	12/20/12	USD	2,220,000	90,301
Citibank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Buy	(1.080)	12/20/12	USD	3,472,000	135,914
Citibank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Buy	(1.900)	06/20/13	USD	1,951,000	12,617
Barclays Bank PLC, London	Norbord Inc. 7.250%, 07/01/12	Buy	(6.350)	06/20/13	USD	726,000	(20,318)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Sell	2.200	06/20/12	USD	606,500	(66,226)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(5.250)	03/20/13	USD	1,380,000	17,747
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(6.500)	06/20/13	USD	2,073,000	(69,373)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.450)	12/20/17	USD	3,377,000	453,573
Credit Suisse International	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)	06/20/14	USD	3,860,000	629,123
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)	06/20/12	USD	606,500	79,401
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(2.400)	12/20/17	USD	1,342,000	183,919
Citibank N.A., New York	Potash Corp. Of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	1,248,000	(10,625)
Lehman Brothers Special Financing Inc.	Potash Corp. Of Saskatchewan 7.750%, 05/31/11	Buy	(0.670)	03/20/18	USD	3,735,000	(46,664)
Morgan Stanley Capital Services Inc.	Potash Corp. Of Saskatchewan 7.750%, 05/31/11	Buy	(0.610)	03/20/13	USD	2,497,000	(22,334)
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	5,588,000	(2,329,620)
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	5,588,000	2,683,978
Citibank N.A., New York	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.290)	09/20/17	USD	2,744,000	299,793
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	2,135,000	216,790
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	574,000	40,961
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	1,294,000	92,340
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	2,135,000	172,139
Barclays Bank PLC, London	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.750)	12/20/17	USD	1,113,000	53,510
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	574,000	30,307
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	2,135,000	151,008
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	872,000	113,235
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)	03/20/14	USD	2,646,000	360,943
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)	03/20/14	USD	2,493,000	325,911
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	2,318,000	315,188
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	2,401,000	324,764
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	2,476,000	336,672
UBS AG	Toll Bros Finance Corp. 6.875%, 11/15/12	Buy	(1.000)	06/20/12	USD	5,671,000	379,927
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.700)	09/20/13	USD	1,284,000	2,415
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170	03/20/13	USD	4,278,000	(219,184)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	2.950	03/20/13	USD	2,508,000	81,634
Citibank N.A., New York	Washington Mutual Inc. 5.250%, 09/15/17	Buy	(3.700)	06/20/13	USD	1,949,000	160,597
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	2,135,000	165,272

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on June 30, 2008 (continued):

							Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Notional		Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
UBS AG	Westpac Banking Corp. 5.875%, 4/29/18	Buy	(0.510)	09/20/17	USD	1,972,000	$130,082
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)	03/20/14	USD	2,582,000	194,639
Barclays Bank PLC, London	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	2,478,000	(120,086)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.210)	09/20/13	USD	3,846,000	5,536
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.250)	09/20/13	USD	388,000	558
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030	03/20/12	USD	3,020,164	7,406
Deutsche Bank AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)	03/20/13	USD	750,000	208,006
Lehman Brothers Special Financing Inc.	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)	03/20/13	USD	502,000	161,613
Merrill Lynch International	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)	03/20/13	USD	750,000	208,006
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(6.400)	12/20/12	USD	739,000	308,408
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)	03/20/13	USD	2,622,000	551,319
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	2,655,000	334,884
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	5,310,000	669,767
							$15,227,391

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

ING Intermediate Bond Fund Interest Rate Swap Agreements Outstanding on June 30, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	66,325,000	$715,428
Receive a fixed rate equal to 3.18600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	04/22/10	USD	70,395,000	(354,521)
Receive a floating rated based on 3-month USD-LIBOR and pay a fixed rate equal to 2.87750% Counterparty: Citibank N.A., New York	04/14/11	USD	1,692,000	40,829
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 3.56500% Counterparty: Citibank N.A., New York	04/17/13	USD	450,000	12,268
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	15,851,000	(224,414)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	39,593,000	616,436
				$806,026

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$292,417,584	$(1,224,127)
Level 2- Other Significant Observable Inputs	1,296,777,872	14,598,354
Level 3- Significant Unobservable Inputs	54,662,877	1,330,999
Total	$1,643,858,333	$14,705,226

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 03/31/08	$42,900,514	$(146,044)
Net purchases/sales	16,630,964	937,482
Total realized and unrealized gain (loss)	(5,001,658)	613,770
Amortization of premium/discount	133,057	(74,209)
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$54,662,877	$1,330,999

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING National Tax-Exempt Bond Fund	as of June 30, 2008 (Unaudited)

Principal Amount				Value
			(Unaudited)
			Rating(1)
MUNICIPAL BONDS: 96.5%
		Arizona: 3.3%
$1,000,000	C	Salt River Project Agricultural Improvement & Power District, 4.750%, due 01/01/35	Aa1/AA	$989,590
				989,590
		California: 16.1%
1,000,000	C	California State Public Works Board, 5.000%, due 03/01/33	Aa2/AA-	985,980
350,000	C	California Statewide Communities Development Authority, 5.500%, due 09/01/14	A2/AA	378,452
1,000,000	C	Clovis Public Financing Authority, 5.000%, due 08/01/26	A2/NR	990,560
100,000		Elk Grove California Scool District, 6.500%, due 12/01/24	Aa3/AA	121,335
1,000,000	C	Golden State Tobacco Securitization Corp., 5.000%, due 06/01/33	Baa3/BBB	813,940
1,000,000		Pleasant Valley School District, 5.850%, due 08/01/31	A2/AA	1,069,230
500,000	C	San Marcos Califonia Public Facility Authority Tax Allocation Reserve, 5.000%, due 08/01/21	A3/A-	504,285
				4,863,782
		Colorado: 3.5%
1,000,000	C	Interlocken Metropolitan District, 5.750%, due 12/15/19	NR/A	1,043,800
				1,043,800
		Connecticut: 5.5%
185,000		City of New Britain, 6.000%, due 03/01/12	A2/AA	196,331
520,000	C	Connecticut State Development Authority, 5.000%, due 10/15/23	A1/AA	533,790
890,000	C	Connecticut State Health & Educational Facility Authority, 5.375%, due 07/01/25	NR/AA	890,917
30,000		State of Connecticut, 7.125%, due 06/01/10	Aaa/AA	31,684
				1,652,722
		Florida: 7.1%
750,000	C	City of Gulf Breeze, 5.050%, due 12/01/20	WR/NR	776,243
250,000	C	City of Tallahassee, 6.375%, due 12/01/30	Baa2/NR	252,515
100,000	C	County of Orange, 5.250%, due 10/01/23	Aa3/AA	107,025
500,000	C	Florida State Board of Education, 5.750%, due 06/01/22	Aa1/AAA	523,560
500,000	C	Tampa Housing Authority, 4.650%, due 07/01/22	NR/AAA	497,965
				2,157,308
		Illinois: 6.6%
1,000,000	C	De Kalb-Ogle Etc Counties Community College District No. 523, 5.750%, due 02/01/11	Aaa/NR	1,040,870
1,000,000	C	Illinois Finance Authority, 5.000%, due 08/15/24	NR/NR	829,980
100,000		State of Illinois, 6.250%, due 12/15/20	Aa3/AA	114,123
				1,984,973
		Kentucky: 0.5%
300,000	Z	Kentucky Economic Development Finance Authority, 5.480%, due 10/01/21	A2/AA	147,870
				147,870
		Lousiana: 4.7%
500,000	C	Louisiana Public Facilities Authority, 5.250%, due 08/15/36	A1/A+	491,310
1,000,000	C	Louisiana Public Facilities Authority, 4.650%, due 12/15/32	A2/AAA	933,780
				1,425,090
		Massachusetts: 0.7%
200,000		Massachusetts Housing Finance Agency, 4.600%, due 12/01/14	Aa2/AA	200,036
				200,036
		New Hampshire: 2.3%
740,000	C	New Hampshire Housing Finance Authority, 4.850%, due 07/01/26	Aaa/NR	693,506
				693,506
		New Jersey: 3.1%
1,000,000	C	New Jersey St Housing & Mortgage Finance Agency, 4.550%, due 10/01/22	Aa2/AA	942,760
				942,760
		New York: 18.4%
430,000		Albany Industrial Development Agency, 7.750%, due 01/01/10	NR/NR	446,473
1,000,000	C	City of New York, 5.000%, due 08/01/24	Aa3/AA	1,023,920
1,000,000	C	City of New York NY, 5.000%, due 12/01/18	Aa3/AA	1,040,690
250,000	C	Hudson Yards Infrastructure Corp., 5.000%, due 02/15/47	A3/A	239,808
1,000,000	C	New York State Dormitory Authority, 5.500%, due 07/01/15	Aaa/AAA	1,059,520
1,000,000		Port Authority of New York & New Jersey, 6.250%, due 12/01/11	A2/AA	1,055,720
775,000	C	Westchester County Industrial Development Agency, 4.750%, due 07/01/20	NR/NR	690,207
				5,556,338
		North Carolina: 3.8%
295,000	C	New Hanover County, 5.750%, due 11/01/12	Aa1/AA+	317,745
100,000	C	North Carolina Eastern Municipal Power Agency, 5.500%, due 01/01/21	Baa1/NR	100,032
710,000	C	Raleigh North Carolina Certificates, 5.000%, due 02/01/24	Aa2/AA+	725,144
				1,142,921
		North Dakota: 0.8%
250,000	C	Oliver County, 5.300%, due 01/01/27	Aa3/AA	252,945
				252,945
		Ohio: 0.2%
55,000		Lakota Local School District, 7.000%, due 12/01/10	Aa2/AA	60,375
				60,375
		Oklahoma: 7.4%
1,000,000	C	Oklahoma Industries Authority, 6.000%, due 08/15/19	Aa3/AAA	1,053,800
100,000	C	Oklahoma Student Loan Authority, 5.300%, due 12/01/32	A2/AA	97,339
1,000,000	C	Payne County Economic Development Authority, 6.375%, due 06/01/30	Baa3/NR	1,090,858
				2,241,997
		Pennsylvania: 3.7%
130,000	C	Allegheny County Hospital Development Authority, 5.300%, due 07/01/26	A2/AA	129,403
1,000,000	C	Lebanon County Health Facilities Authority, 6.000%, due 11/15/35	Baa2/BBB	985,380
				1,114,783
		Rhode Island: 0.1%
35,000		Dunns Corner Fire District, 8.100%, due 06/01/09	NR/NR	36,807
				36,807
		South Carolina: 1.1%
325,000	C	Piedmont Municipal Power Agency, 5.250%, due 01/01/21	Baa1/BBB	326,661
				326,661

PORTFOLIO OF INVESTMENTS
ING National Tax-Exempt Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount				Value
			(Unaudited)
			Rating(1)
		Texas: 6.7%
$500,000	C	Alamo Community College District, 5.000%, due 02/15/24	Aa2/AA	$513,360
200,000	C	Cleburne 4B Economic Development Corp., 5.625%, due 02/15/27	A3/NR	213,412
1,000,000	C	Harris County Health Facilities Development Corp., 5.750%, due 07/01/27	Aa3/AAA	1,140,400
165,000	C	Harris County-Houston Sports Authority, 5.000%, due 11/15/28	A2/AA	162,299
				2,029,471
		Virginia: 0.9%
290,000	C	Virginia Housing Development Authority, 4.500%, due 04/01/24		266,864
				266,864
		Total Investments in Securities
		(Cost $29,965,752)*	96.5%	$29,130,599
		Other Assets and Liabilities - Net	3.5	1,051,252
		Net Assets	100.0%	$30,181,851

	(1)	Credit ratings are provided by Moody’s Investor’s Service, Inc. and Standard’s and Poor’s Rating Group.
	C	Bond may be called prior to maturity date.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$334,383
		Gross Unrealized Depreciation		(1,169,536)
		Net Unrealized Depreciation		$(835,153)

PORTFOLIO OF INVESTMENTS
ING National Tax-Exempt Bond Fund	as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	29,130,599	—
Level 3- Significant Unobservable Inputs	—	—
Total	$29,130,599	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 29, 2008